N-4	May 01, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
C000235591 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Although the Contract does not include charges for early withdrawal,if you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value using an adjustment based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. This means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date (including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), and withdrawals to pay Advisory Fees), transfers to the Subaccounts, payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily, and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
The Cycle Investment Options - Examples
Are There Transaction Charges?
Yes. We reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Charges, Fees and Deductions - Transaction Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected. Fees and expenses in the table do not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher.

For the Cycle Investments, there is an implicit ongoing fee to the extent that the investor’s participation in Index gains is limited by our use of a Cap Rate, Participation Rate or Cap Rate with Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Charges, Fees and Adjustments

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
Yes. Although the Contract does not include charges for early withdrawal,if you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value using an adjustment based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. This means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date (including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), and withdrawals to pay Advisory Fees), transfers to the Subaccounts, payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily, and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
The Cycle Investment Options - Examples

Surrender Charge (of Amount Surrendered) Maximum [Percent]	100.00%
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. We reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Charges, Fees and Deductions - Transaction Expenses – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]

FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. Although the Contract does not include charges for early withdrawal,if you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value using an adjustment based on the Fair Value of the Cycle Investment, which may be lower than your principal invested in the Cycle Investment, and the Floor Rate or the Buffer Rate do not apply. This means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date. For example, if you allocate $100,000 to a Cycle Investment with a 3-year Cycle Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The Fair Value calculation applies to all withdrawals from a Cycle Investment prior to the Cycle End Date (including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), and withdrawals to pay Advisory Fees), transfers to the Subaccounts, payment of a death benefit or annuitization. You can obtain the Cycle Investment Unit Values for the Cycle Investments in which you invest by calling (833) 492-0022. This value can fluctuate daily, and the current value quoted may differ from the actual Cycle Investment Unit Value at the time of a transaction.
The Cycle Investment Options - Examples
Are There Transaction Charges?
Yes. We reserve the right to impose a Transfer Fee of $15.00 per transfer on transfers among Subaccounts and between Subaccounts and Cycle Investments in excess of 15 per Contract Year. We are not currently charging this fee. If we charge this fee in the future, we will send you notice at least 10 business days prior to imposing the fee. We will never charge for any transfers of initial or additional premium payments that included allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Charges, Fees and Deductions - Transaction Expenses – Transfer Fee
Are There Ongoing Fees and Expenses?
Yes.

The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you elected. Fees and expenses in the table do not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher.

For the Cycle Investments, there is an implicit ongoing fee to the extent that the investor’s participation in Index gains is limited by our use of a Cap Rate, Participation Rate or Cap Rate with Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
Charges, Fees and Adjustments

Annual Fee	Minimum	Maximum
Base Contract Expenses[1]	0.25%	0.25%
Portfolio Company fees and expenses[2]	0.52%	0.94%
Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.15%	1.15%

1 As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value.
2 As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
3 As a percentage of the rider Benefit Base. These fees are applied pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account.
			Charges, Fees and Adjustments

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could result in a negative adjustment based on the Fair Value to each Cycle Investment’s Cycle Investment Value.

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.25%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.25%
Investment Options (of Other Amount) Minimum [Percent]	0.52%
Investment Options (of Other Amount) Maximum [Percent]	0.94%
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	1.15%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the Accumulation Value. These fees are not applied against the Cycle Investment Value.
Optional Benefits Footnotes [Text Block]	As a percentage of the rider Benefit Base. These fees are applied pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account.
Investment Options Footnotes [Text Block]	As a percentage of Investment Portfolio assets. These fees are not applied against the Cycle Investment Value.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES	Lowest Annual Cost: $12	Highest Annual Cost: $2,145	LOCATION IN PROSPECTUS
	Assumes: •Investment of $100,000 (to the 6-year Cycle Investments only)	Assumes: •Investment of $100,000 (to the Subaccounts only)
	•5% annual appreciation	•5% annual appreciation
	•Least expensive investment portfolio fees and expenses for period of time in Default Account for 1 day each 6 year Cycle Term	•Most expensive investment portfolio fees and expenses
	•No optional benefits	•Both the Annual Ratchet Death Benefit Rider and the Return of Premium GLWB Rider
	•Minimal Base Contract Expenses for period of time in Default Account for 1 day each 6 year Cycle Term	•Base Contract Expenses of 0.25%
	•No Surrender Charges or Advisory Fees	•No Surrender Charges or Advisory Fees
	•No additional premium payments, transfers, or withdrawals •No Fair Value adjustment to Cycle Investment Unit Values.	•No additional premium payments, transfers, or withdrawals •No Fair Value adjustment to Cycle Investment Unit Values.

Lowest Annual Cost [Dollars]	$ 12
Highest Annual Cost [Dollars]	$ 2,145
Lowest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000 (to the 6-year Cycle Investments only)
•5% annual appreciation
•Least expensive investment portfolio fees and expenses for period of time in Default Account for 1 day each 6 year Cycle Term
•No optional benefits
•Minimal Base Contract Expenses for period of time in Default Account for 1 day each 6 year Cycle Term
•No Surrender Charges or Advisory Fees
•No additional premium payments, transfers, or withdrawals
•No Fair Value adjustment to Cycle Investment Unit Values.

Highest Annual Cost Footnotes [Text Block]
Assumes:

•Investment of $100,000 (to the Subaccounts only)
•5% annual appreciation
•Most expensive investment portfolio fees and expenses
•Both the Annual Ratchet Death Benefit Rider and the Return of Premium GLWB Rider
•Base Contract Expenses of 0.25%
•No Surrender Charges or Advisory Fees
•No additional premium payments, transfers, or withdrawals
•No Fair Value adjustment to Cycle Investment Unit Values.

Risk [Text Block]

RISKS	LOCATION IN PROSPECTUS

Is There a Risk of Loss from Poor Performance?
Yes.

• You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.
• For a Cycle Investment, the maximum amount of loss that you could experience from negative Index performance at the end of a Cycle Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate.
• The limits on Index loss offered under the Contract may change from one Cycle Term to the next; however, we guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.

Principal Risks

Is This a Short-Term Investment?
No.

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.
Amounts withdrawn may result in taxes and tax penalties. Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. In each of these scenarios, if you transfer or take a withdrawal prior to the Cycle End Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including withdrawals to pay Advisory Fees, Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under a GLWB Rider, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a Death Benefit or Annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.
If you choose to pay Advisory Fees from your Contract Value, this deduction will be treated as a withdrawal. This will reduce your Contract Value and the value of the standard Contract Value Death Benefit, and reduce the likelihood of increasing the Annual Ratchet Death Benefit and/or the Benefit Base of a GLWB rider through a step up on any eligible Contract Anniversary. In addition, if Advisory Fees are deducted from the Cycle Investments prior to the Cycle End Date, this deduction will be subject to the Fair Value calculation described above. Although we treat Advisory Fees as non-taxable distributions for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 591/2. You should consult with your Advisor and consider making Advisory Fee Payments from a separate source in order to avoid incurring these consequences.

Principal Risks

What Are The Risks Associated with the Investment Options?	•An investment in this Contract is subject to the risk of poor investment performance of the Indices underlying the Cycle Investments and the Investment Portfolios that you select.	Principal Risks
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.

•You should review this prospectus as well as the prospectuses for available Investment Portfolios.
For Cycle Investments:
• The Cap Rate, Participation Rate or Cap Rate with Participation Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
◦For a Cycle Investment with a Cap Rate Crediting Type, if the Index return is 12% and the Cap Rate is 4%, we will credit 4% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Participation Rate Crediting Type, if the Index return is 12% and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Cap Rate with Participation Crediting Type, if the Index return is 12%, the Cap Rate is 4% and the Participation Rate is 90%, we will credit 4% in interest at the end of the Cycle Term. If the Index return is 8%, the Cap Rate is 10% and the Participation Rate is 90%, we will credit 7.2% (the Index return multiplied by the Participation Rate) in interest at the end of the Cycle Term.
• The Buffer Rate or Floor Rate, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
◦If the Index return is -25% and the Buffer Rate is -10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Cycle Term.
◦If the Index Change is -25% and the Floor Rate is -10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Cycle Term.
• Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-833-492-0022 or visiting https://www.midlandnational.com/oakeliteadv.
Principal Risks

Investment Restrictions [Text Block]
Yes.
•We reserve the right not to offer any Cycle Investments and to reject or limit the amount that may be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.
•We may change the limits on Index gains from one Cycle Term to the next. We guarantee that we will never offer a Cycle Investment with a Cap Rate Below 2.5 % and a Participation Rate below 10% for the life of your Contract.
•We reserve the right to substitute the Index for a Cycle Investment during its Cycle Term
•You are not permitted to transfer Contract Value into a Cycle Investment on any day other than a Cycle Start Date.
•Currently, we allow unlimited transfers without charge among Subaccounts and between the Subaccounts and Cycle Investments during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 15 per year.
•Currently, we allow you to invest in an unlimited number of Investment Options at one time. However, we reserve the right to limit the number of Subaccounts and/or Cycle Investments in which you may invest at any one time.
•We reserve the right to limit transfers among Subaccounts in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Subaccounts and/or Cycle Investments currently available. If we exercise our right to substitute a Cycle Investment, the limit on Index losses will not change for so long as that Cycle Investment remains available under the Contract, and the limit on Index gains will not change except from one Cycle Term to the next.
•We reserve the right to reject or place limitations on the acceptance and allocation of additional premiums,

Key Information, Benefit Restrictions [Text Block]
Yes.

Except as otherwise provided, we cannot modify or terminate Contract benefits once elected.

•The optional benefit riders may only be elected at the time you purchase the Contract for an additional charge.
•You may elect only one optional Death Benefit rider (the Return of Premium Death Benefit Rider or the Annual Ratchet Death Benefit Rider), with or without a GLWB rider.
•You may elect only one GLWB rider (the Contract Value GLWB Rider or the Return of Premium GLWB Rider), with or without an optional Death Benefit rider.
•Once elected, you cannot voluntarily terminate an optional benefit rider without surrendering or annuitizing your Contract.
•Lifetime Payments withdrawn while the Contract Value is greater than zero will reduce the Contract Value and are withdrawals of your money. We do not make Lifetime Payments to you out of our general account assets unless your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets.
•Withdrawals (including Lifetime Payments under a GLWB Rider) may reduce the value of an optional Death Benefit by more, even significantly more, than the amount withdrawn.
•Excess Gross Partial Withdrawals may significantly reduce or eliminate the value of the GLWB rider benefits, and this reduction may be more, even significantly more, than the amount withdrawn and terminate the GLWB Rider.
•Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider, including Excess Gross Partial Withdrawals, are taken pro-rata across all investments, including the Cycle Investments and the Default Account. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
•If a GLWB Rider is elected, additional premium payments are only permitted during the first 6 months after the Contract Issue Date.
•If you elect to pay third-party Advisory Fees from your Contract Value, any Death Benefit based on the Contract Value and the annuity benefit will be reduced by the amount of the third-party Advisory Fees paid. The deduction of Advisory Fees will reduce the likelihood of increasing the value of the Annual Ratchet Death Benefit or the Benefit Base of a GLWB Rider through a step up on an eligible Contract Anniversary. In addition, federal and state income taxes, including the 10% federal penalty tax if you are under age 59 1⁄2, may apply.
•You may participate in either the Dollar Cost Averaging Program or the Portfolio Rebalancing Program, but not both. For either program, transfers are only available among Subaccounts. Cycle Investments are not eligible.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and payments received under the Contract.
•If you purchase the Contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Investment Professional Compensation [Text Block]
In order to purchase the Contract, you must engage an Advisor that provides investment advice with respect to the Contract. We do not pay sales commissions to your Advisor in connection with sales of the Contracts.

Your Advisor may charge an Advisory Fee. We do not set your Advisory Fee. We may deduct the Advisory Fee from your Contract Value if you elect to have the Advisory Fee that your Advisor charges deducted from your Contract Value. However, we do not retain any portion of these fees.

Advisors and their managers may be eligible for benefits in connection with the Contract, such as production incentive bonuses, insurance benefits, and non-cash compensation items offered by our affiliate, Sammons Financial Network. Selling firms may also receive marketing support payments for marketing services and costs associated with Contract sales. These compensation arrangements create potential conflicts of interest that may influence your investment professional to recommend this Contract over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the tables do not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an investment option or the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15

1.State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
2.Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract Year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.

Adjustments

Fair Value Calculation Maximum Potential Loss[1]                 100%
(as a percentage of Contract Value in a Cycle Investment
at the start of the Cycle Term)
1.If you remove money from a Cycle Investment Option prior to the Cycle End Date, you will receive the Cycle Investment Unit Value. We calculate the Cycle Investment Unit Value based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. In the event of severe market disruption where the value of the financial instruments become worthless, this means you can lose up to 100% of your principal invested in a Cycle Investment upon withdrawal prior to the Cycle End Date.Your Cycle Investment Value, which is based on the Cycle Investment Unit Value, is the amount available for withdrawals prior to the Cycle End Date, including Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under the GLWB riders, transfers to the Subaccounts, full or partial surrenders of your Contract (including exercising your right to cancel the Contract), withdrawals to pay Advisory Fees, payment of a death benefit or annuitization. See “Valuation of a Cycle Investment” later in this Prospectus, as well as “Fair Value Formulas for Cycle Investments” in the Statement of Additional Information.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Portfolio company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses

Annual Contract Expenses	Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	0.25%
Return of Premium Death Benefit Rider[2] (as a percentage of Contract Value)	0.15%
Annual Ratchet Death Benefit Rider[2] (as a percentage of Contract Value)	0.40%
Contract Value GLWB Rider[2] (as a percentage of Contract Value)	0.95%
Return of Premium GLWB Rider[2] (as a percentage of Contract Value)	1.15%
[1]    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. Once we issue your Contract, current rates for periodic charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
[2]    This charge is a percentage of the rider Benefit Base. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
In addition to the fees described above, we limit the amount you can earn on the Cycle Investments. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Portfolios available under the Contract, including the Default Account, as well as their annual expenses, may be found in “APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” at the back of this Prospectus.

Annual Investment Portfolio Expenses[1]
(expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	Minimum	Maximum
Total annual operating expenses	0.52%	0.94%
[1]    The investment portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment portfolio options. The expenses are those incurred as of the fiscal year ending December 31, 2024. Current or future expenses may be higher or lower than those shown. These charges do not apply to Contract Value allocated to the Cycle Investments.
Expense Examples
This Example is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and Annual Investment Portfolio Expenses.
The Example assumes all Contract Value is allocated to the Subaccounts. The Example does not reflect any contract adjustment based on the Fair Value of the Cycle Investments. Your costs could differ from those shown below if you invest in Cycle Investments.
The Example assumes that you invest $100,000 in the Subaccounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Investment Portfolio Expenses and optional benefits available for an additional charge. The Example does not reflect any Advisory Fees paid from your Contract Value or other assets of yours. If such charges were reflected, the fees and expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)    If you surrender, annuitize, or continue to own your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$2,502	$7,696	$13,156	$28,062

Transaction Expenses [Table Text Block]
Transaction Expenses

Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
State Premium Tax[1]	0% to 3.5%
Transfer Fee[2]	$15

1.State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
2.Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract Year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 15
Transfer Fee, Footnotes [Text Block]	Currently the charge is $0, but we reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract Year. If applied, the Transfer Fee would apply both to transfers among Subaccounts and between Subaccounts and Cycle Investments. We will not charge for any transfers of initial or additional premium payments that include allocation instructions to Cycle Investment Options for the next Cycle Start Date.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Annual Contract Expenses	Charge
Base Contract Expenses (as a percentage of average Accumulation Value)[1]	0.25%
Return of Premium Death Benefit Rider[2] (as a percentage of Contract Value)	0.15%
Annual Ratchet Death Benefit Rider[2] (as a percentage of Contract Value)	0.40%
Contract Value GLWB Rider[2] (as a percentage of Contract Value)	0.95%
Return of Premium GLWB Rider[2] (as a percentage of Contract Value)	1.15%
[1]    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. Once we issue your Contract, current rates for periodic charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.
[2] This charge is a percentage of the rider Benefit Base. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
Base Contract Expense (of Average Account Value), Current [Percent]	0.25%
Base Contract Expense, Footnotes [Text Block]
[1]    This charge is a percentage of the Accumulation Value in each Subaccount including the Default Account. It does not apply to Contract Value allocated to the Cycle Investments. This annual charge is deducted daily. Once we issue your Contract, current rates for periodic charges are guaranteed for the life of the Contract. We call this charge the Separate Account Annual Expense charge later in this prospectus.

Other Annual Expense, Footnotes [Text Block]	[2] This charge is a percentage of the rider Benefit Base. It applies pro-rata against all Investment Options, including the Cycle Investment Value and amounts held in the Default Account. This annual charge is deducted quarterly.
Annual Portfolio Company Expenses [Table Text Block]

Annual Investment Portfolio Expenses[1]
(expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)	Minimum	Maximum
Total annual operating expenses	0.52%	0.94%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.52%
Portfolio Company Expenses Maximum [Percent]	0.94%
Portfolio Company Expenses, Footnotes [Text Block]	[1] The investment portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information of unaffiliated investment portfolio options. The expenses are those incurred as of the fiscal year ending December 31, 2024. Current or future expenses may be higher or lower than those shown. These charges do not apply to Contract Value allocated to the Cycle Investments.
Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,502	$7,696	$13,156	$28,062

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,502
Surrender Expense, 3 Years, Maximum [Dollars]	7,696
Surrender Expense, 5 Years, Maximum [Dollars]	13,156
Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,062
Annuitize Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,502	$7,696	$13,156	$28,062

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,502
Annuitized Expense, 3 Years, Maximum [Dollars]	7,696
Annuitized Expense, 5 Years, Maximum [Dollars]	13,156
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 28,062
No Surrender Example [Table Text Block]

1 Year	3 Years	5 Years	10 Years
$2,502	$7,696	$13,156	$28,062

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,502
No Surrender Expense, 3 Years, Maximum [Dollars]	7,696
No Surrender Expense, 5 Years, Maximum [Dollars]	13,156
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 28,062
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Early withdrawals may have adverse tax consequences, and early withdrawals from. Cycle Investments may result in negative adjustments based on Fair Value. See “RISKS OF INVESTING IN THE CYCLE INVESTMENTS - Liquidity Risk” below for more information.
RISKS OF INVESTING IN THE CYCLE INVESTMENTS
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Losses on Cycle Investments may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value despite limits on negative Index returns provided by the Floor Rate or Buffer Rate. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. You could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract, but we reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses.The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the Index performance is positive due to the possibility that the Index performance could decrease before the Cycle End Date. Changes in the Index, volatility, and interest rates also may reduce the Cycle Investment Unit Value.
The Floor Rate and the Buffer Rate do not apply prior to the Cycle End Date. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair
Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. This means on any day prior to the Cycle End Date if you make a withdrawal (including Lifetime Payments under a GLWB Rider, withdrawals to pay Advisory Fees, to pay rider fees, if any, systematic withdrawals and RMDs), transfer Contract Value to the Subaccounts, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings.
Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including withdrawals to pay Advisory fees, Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under a GLWB rider, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates and Participation Rates at our discretion based on a variety of factors, such as the costs of financial instruments we hold to manage our risk associated with our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e., Cap Rate, Participation Rate, or Cap Rate with Participation Rate) and the Cycle Structure (i.e. Floor Rate or Buffer Rate), as applicable. See “Replacement of the Index” below for additional information.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account. A new Cycle Investment will be subject to the new Cap Rate and/or Participation Rate we have declared for such Cycle Investment. We will inform you and your Advisor in writing, or electronically, if applicable, of the Cap Rate and/or Participation Rate for the new Cycle Investment to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment. See “Cap Rates and Participation Rates” below for more information about exercising your right to bailout of the Cycle Investment..
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate and/or Participation Rate, which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates and Participation Rates benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates and Participation Rates at our discretion. Generally, Cycle Investments that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates and Participation Rates than Cycle Investments with the same Index and Cycle Term that provide less protection.
Cap Rates and Participation Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type and the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type and the Cap Rate and Participation Rate for a Cycle Investment with a Cap Rate with Participation Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website https://www.midlandnational.com/oakeliteadv. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap
Rate and/or Participation Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate and/or Participation Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type and a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type and a minimum Cap Rate and minimum Participation Rate for each available Cycle Investment with a Cap Rate with Participation Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate and/or Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following month because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates and Participation Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi-year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you and your Advisor of the final Cap Rate and/or Participation Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you or your Advisor must notify us within 5 business days from the day we send you and your Advisor notice of the final Cap Rate(s) and/or Participation Rate(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges.Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any Gross Partial Withdrawals taken from the Cycle Investment, Advisory Fees, and optional rider fees, without being subject to the Fair Value calculation. Amounts withdrawn or surrendered may be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59½. If you or your Advisor do not exercise your right to bailout within 5 business days of the notice, then your Cycle Investment Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to its Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, but without regard to the Floor Rate or the Buffer Rate, as applicable. We contract with Fair Value Calculation Agents to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: https://www.midlandnational.com/oakeliteadv. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Cycle Investment Unit Value Examples” in the Statement of Additional Information and “Investing in the Cycle Investments” section below.
Risk Associated with Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
While it is not possible to invest directly in an Index, if the Contract Owner chooses to allocate amounts to a Cycle Investment, the Contract Owner is indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.
Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “The Indices” later in this prospectus.
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions.
•    Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE) The Dimensional US Equity Core Plus Index is a US equity market index designed to offer broad diversification with a strong emphasis on areas of the market that research has shown to outperform over time. The Index is comprised of Dimensional ETFs based on target weights, rebalanced monthly. Constituent ETFs and their current target weights include the Dimensional US Core Equity 2 ETF (60.0%), Dimensional US Large Cap Vector ETF (12.5%), Dimensional US High Profitability ETF (12.5%), and Dimensional US Small Cap Value ETF (15.0%). At each rebalance, the Index redistributes weight in the eligible ETFs according to the Index’s ETF target weight distribution. The data used at rebalance will be the most recent end-of-day prices of the ETF components. These end-of-day prices generally reflect the underlying fees and expenses of each ETF, which could impact the return of the Index. The Index Committee of Dimensional Fund Advisors LP may adjust the ETF constituents and/or target weights from time to time depending on market conditions, ETF liquidity, and other factors deemed relevant in the Committee’s discretion. The Index is an “excess return” index, meaning its return reflects the investment return of its component ETFs (including reinvestment of all dividends and distributions), which is then reduced by both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. To illustrate these daily deductions, if the Index return from the previous day to a given day before the deductions is 1%, then the final Index return for that day would be computed by: (1) calculating the sum of the synthetic dividend plus the EFFR (1.2% + 4.58% = 5.78%); (2) determining the “de-annualized” daily rate by multiplying the sum by 1/360 (5.78% x 1/360 = 0.0161%); and (3) subtracting the daily rate from the Index return (1% - 0.0161% = 0.984%). The final Index return after the deductions for that day would be 0.984%.

Additional risks related to the Index and its underlying ETFs’ investment activities are described below.
•Performance Drag: The Index includes a daily deduction which will exert a drag on Index performance, offsetting any positive performance of the underlying components for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying components perform positively. In addition, the underlying components of the Index are subject to their own management fees, other expenses, and transaction costs that lower their performance and, consequently, the performance of the Index. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied.
•Concentration: The Index allocates to underlying components at different weights, and as such the Index will be subject to the risks affecting the underlying components concentrated to different degrees.
•Disruptive Events: The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
•New Index: The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause an underlying ETF to at times underperform equity funds that use other investment strategies.
•Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause an underlying ETF to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
•Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
•Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When an underlying ETF uses derivatives, the ETF will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and an underlying ETF could lose more than the principal amount invested.
•Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying ETF may lose money and there may be a delay in recovering the loaned securities. An underlying ETF could also lose money if it does not recover the securities and/or value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), and the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), which are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments. We also reference the Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE), which is an “excess return” index that reflects the deduction of both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.
No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index or in any underlying ETFs included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indices would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
Replacement of an Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 day notice of the change, unless the Index provider gives us less than 30 days’ notice, in which case we will give you and your Advisor notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.
If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting
Type (i.e., Cap Rate or Participation Rate or Cap Rate with Participation Rate) and the Cycle Structure (i.e., the Floor Rate or Buffer Rate, as applicable). For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value and for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value and for a Cycle with an 8% Cap Rate and a 90% Participation Rate, we would credit an 8% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a 20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle, as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount or to a Cycle Investment on the next Cycle Start Date, if available. Contract Owners may not transfer from the affected Cycle Investment into another Cycle Investment that has already commenced. Contract Owners are always able to transfer to the Subaccounts.

RISKS OF INVESTING IN THE SUBACCOUNTS
Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
Availability of Investment Portfolios
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of an Investment Portfolio that are held in the Subaccount. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.
OTHER GENERAL RISKS OF INVESTING IN THE CONTRACT
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit, a GLWB Rider, and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in this prospectus. Additional information about our business and operations is set forth in “Midland National Life Insurance Company”, later in this prospectus.
Optional Benefit Risks
Optional Benefit Fees. If you choose to purchase one or more of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
The fees for the optional benefit(s) you select will be deducted from your Contract Value each Contract Quarter for the life of the Contract. You cannot voluntarily terminate an optional benefit rider without surrendering or annuitizing your Contract. There is a risk that any financial return provided by an optional benefit will ultimately be less than the fees you paid for the benefit.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day before the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the deduction reduced the Cycle Investment Value (which is based on the Fair Value).
This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The quarterly fees deducted for optional benefit(s) you select will not coincide with the Cycle End Date(s) of your Cycle Investments. Because the charge(s) are deducted pro-rata across all investments, including the Cycle Investments, deductions of optional benefit fees from your Cycle Investment Value based on the Fair Value calculation cannot be avoided. When charges are deducted from the Cycle Investments on any day prior to the Cycle End Date, your Cycle Investment Value could reflect lower gains and higher losses than on the Cycle End Date and you could lose up to 100% of your principal investment and any earnings. This Contract may not be appropriate for you if you intend or need to make withdrawals prior to the Cycle End Date.
Effect of Withdrawals on Optional Benefits. Gross Partial Withdrawals (including Lifetime Payments under a GLWB Rider, systematic withdrawals, and RMDs) may reduce the Return of Premium Death Benefit or the Annual Ratchet Death Benefit by more than the amount withdrawn, and it is possible that these optional Death Benefits will be not be greater than the Contract Value Death Benefit for which there is no additional charge.
Any transaction that reduces the Contract Value (including withdrawals, Lifetime Payments under a GLWB Rider, Advisory Fee deductions, and deductions for optional benefit rider charges) reduces the likelihood of increasing the Annual Ratchet Death Benefit and/or a GLWB Benefit Base through a step up on any eligible Contract Anniversary.
Excess Gross Partial Withdrawals will reduce a GLWB Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years.
Gross Partial Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider, including Excess Gross Partial Withdrawals, are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each Investment Option bears to the total Contract Value. Lifetime Payments under a GLWB Rider withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
GLWB Lifetime Payment Amounts. Lifetime Payments withdrawn under a GLWB Rider (when the Contract Value is greater than zero) reduce your Contract Value. We do not make Lifetime Payments to you out of our general account assets unless your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under a GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of a GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments. You should consider taking Lifetime Payments on the Cycle End Date of your Cycle Investments to avoid the potential for a negative Fair Value calculation and proportional reduction in Cycle Investment Units described above and maximize potential Contract Value growth.
GLWB Benefit Base. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which GLWB Rider you elected when you purchased the Contract, and each of the GLWB Riders has its own charge that we assess for the life of the Contract. Even if you do not take any withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be not be greater than the initial Benefit Base you would have received under the Contract Value GLWB, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value. If you elect the Contract Value GLWB Rider, you will be subject to a lower charge, but your initial Benefit Base could be less than the total premium payments you have made, even if you have not taken any withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
GLWB Restrictions on Premium Payments. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
Termination on Maturity Date. Upon the Contract’s Maturity Date, the Death Benefits, including any optional Death Benefits you have elected, will terminate with no value. If you elected an optional GLWB Rider and Lifetime Payments have begun, your GLWB Rider will not terminate and your benefits under the GLWB Rider will continue until the death(s) of the Covered Person(s). If you elected an optional GLWB Rider and Lifetime Payments have not yet begun, you may choose to begin Lifetime Payments on the Maturity Date or you may purchase a Single Pay Immediate Annuity (“SPIA”) with your Contract Value.

Advisory Fee Risk
If you choose to pay Advisory Fees from your Contract Value, this deduction will reduce your Contract Value. This will reduce the amount available to be applied to an annuity payout option when you annuitize your Contract. Currently, income payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. If the deduction of Advisory Fees reduces your Contract Value below these thresholds, your options will be limited to receiving your remaining Contract Value in one lump sum. Because the standard Contract Value Death Benefit under the Contract is equal to your Contract Value, the deduction of the Advisory Fee from your Contract Value will also reduce the standard Contract Value Death Benefit. Advisory Fee deductions reduce your Contract Value and reduces the likelihood of increasing the Annual Ratchet Death Benefit and/or a GLWB Benefit Base through a step up on any eligible Contract Anniversary. You should consider making Advisory Fee payments from a separate source other than your Contract Value in order to avoid incurring these consequences.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. This means on any day prior to the Cycle End Date, if you take a withdrawal from a Cycle Investment (including any withdrawals to pay Advisory Fees), it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this would always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with your Advisor before authorizing Advisory Fees to be deducted from the Cycle Investments prior to the Cycle End Date.
In a series of recent private letter rulings (“PLRs”), the IRS has recognized that investment advisor fees paid out of Contract Value will, in certain circumstances and subject to conditions, not be treated as taxable distributions from a Non-Qualified Contract, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract and are not subject to the 10% tax penalty for Contract Owners who are under age 59 1⁄2. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. Accordingly, advisory fees will be treated as non-taxable distributions for reporting purposes by the Company. However, these rulings generally only can be relied upon by the taxpayers who obtained them, and the IRS is not bound by these rulings with respect to your tax treatment under your Contract. Regardless of how we treat the deduction of Advisory Fees for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 59 1⁄2. See “Advisory Fees Deducted From Contract Value” and “Federal Tax Status – Advisory Fees” for more information.

Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including withdrawals to pay Advisory Fees, systematic withdrawals, required minimum distributions and Lifetime Payments under a GLWB Rider) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1/2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1/2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments.
There is no guarantee that you will always be permitted to make premium payments. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after the Contract Issue Date.
If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit;
•the likelihood of increasing the value of the Annual Ratchet Death Benefit through a step up on any eligible Contract Anniversary is reduced; and
•the likelihood of increasing the Benefit Base of a GLWB Rider before beginning Lifetime Payments will be limited.
Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal (except withdrawals after the GLWB Exercise Date under a GLWB Rider) is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00. If you elected a GLWB Rider, the Contract will not be closed if a withdrawal after the GLWB Exercise Date causes your Contract Value to drop below $1,000.00. However, if your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the Contract will be closed and the GLWB Rider will terminate without value.
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely). There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks, such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment from your Subaccount Investments	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts.	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.

Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations.	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the Portfolio Rebalancing Program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Contract Value Death Benefit	Pays your beneficiary your Contract Value.	Standard	No Charge	•Terminates upon the Maturity Date or change of ownership.
•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Death Benefit.
Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals.	Optional	0.15% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Annual Ratchet Death Benefit Rider.

•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.
Annual Ratchet Death Benefit Rider
Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, with the potential for annual “step ups” on each Contract Anniversary prior to the oldest Owner’s age 85.
		Optional	0.40% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Return of Premium Death Benefit Rider.
•The value of the benefit is no longer eligible for step ups on or after the oldest Owner’s 85th birthday.

•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.

Contract Value GLWB Rider
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to your Contract Value on the date you first exercise the benefit.
	Optional	0.95% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Return of Premium GLWB Rider. •Cannot be elected under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
•Additional premium payments are not permitted after the first 6 months following Contract issue.

•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.

Return of Premium GLWB Rider
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to the greater of (i) your Contract Value on the date you first exercise the benefit or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, as of the date you first exercise the benefit.
	Optional	1.15% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Contract Value GLWB Rider. •Cannot be elected under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
•Additional premium payments are not permitted after the first 6 months following Contract issue.

•Any withdrawal prior to beginning Lifetime Payments will reduce the initial Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.

Health Activated Income Multiplier
Increases the Lifetime Payment Amount under one of the GLWB Riders in a particular Contract Year if one of the Covered Person(s) is unable to perform certain daily living activities due to a health condition.
	Optional	No Charge	•Only available under one of the GLWB Riders.
•Only available after the 2nd Contract Anniversary.
•May be elected a maximum of five Contract Years.
•Health condition eligibility requirements must be met.
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Unless we receive instructions from you, we will deduct all Systematic Withdrawals (except Lifetime Payments under a GLWB Rider) pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis, then from the Default Account. You may instruct us to take Systematic Withdrawals from all Investment Options – all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take a Systematic Withdrawal from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn and the Floor Rate or Buffer Rate will not apply.
Systematic Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal, including Systematic Withdrawals, prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you and your Advisor one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.

Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1/2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
Death Benefits
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The Death Benefit is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select either the optional Return of Premium Death Benefit or the optional Annual Ratchet Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76.
Contract Value Death Benefit. The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st , and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in good order, your Death Benefit will equal $90,000. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Contract Value Death Benefit on a dollar-for- dollar basis. You should discuss with your Advisor the impact of deducting Advisory Fees from your Contract Value prior to making an election.
For example, assume you purchase the Contract with an initial premium payment of $100,000, you invest all of your money into the Subaccounts and your investment earns a 5% return each year after the deduction of the Separate Account Annual Expense charge and Annual Portfolio Expenses. The following table illustrates your Contract Value and Contract Value Death Benefit at the end of each Contract Year based on these assumptions:

Contract Year	Contract Value / Death Benefit if you elect not to deduct Advisory Fees from Contract Value	Contract Value / Death Benefit if you elect to deduct 1.5% annual Advisory Fees from Contract Value
1	$105,000.00	$103,425.00
2	$110,250.00	$106,967.31
3	$115,762.50	$110,630.94
4	$121,550.63	$114,420.05
5	$127,628.16	$118,338.93
6	$134,009.56	$122,392.04
7	$140,710.04	$126,583.97
8	$147,745.54	$130,919.47
9	$155,132.82	$135,403.46
10	$162,889.46	$140,041.03

Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date.
Return of Premium Death Benefit. The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal. Any Advisory Fees deductions from your Contract Value do not reduce the value of the Return of Premium Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Return of Premium Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.15% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Annual Ratchet Death Benefit. The Annual Ratchet Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal, with the potential for annual “step ups” on each eligible Contract Anniversary. Any Advisory Fees from your Contract Value do not reduce the Annual Ratchet Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Annual Ratchet Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Annual Ratchet Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
On each Contract Anniversary before the oldest Owner’s 85th birthday, we compare the Annual Ratchet Death Benefit to your Contract Value. If your Contract Value is greater, the Annual Ratchet Death Benefit will be stepped-up to equal the Contract Value on that Contract Anniversary. Afterwards, the Annual Ratchet Death Benefit will continue to be increased by subsequent premium payments and decreased by withdrawals as described above. Withdrawals (including Lifetime Payments under one of the GLWB Riders) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Annual Ratchet Death Benefit through a step up on the Contract Anniversary.
On and after the oldest Owner’s 85th birthday, the Annual Ratchet Death Benefit is no longer eligible to be stepped-up, but it will continue to be adjusted for subsequent premium payments and withdrawals.
For example:
•Assume you purchase the Contract with an initial premium payment of $100,000 at Issue Age 75.
•During the first Contract Year, you make a $10,000 additional premium payment. At the time of the premium payment, your Annual Ratchet Death Benefit is $110,000, which is the sum of your purchase payments.
•At the end of the first Contract Year, your Contract Value has declined to $95,000 due to poor investment performance. Because your Contract Value is lower than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit does not step up on this Contract Anniversary. Your Annual Ratchet Death Benefit remains $110,000.
•During the second Contract Year, you request a $15,000 withdrawal at a time when the Contract Value is $95,000. At the time of the withdrawal, the Annual Ratchet Death Benefit is reduced from $110,000 to $92,631.58, or a reduction of the Annual Ratchet Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value was $130,000, the Annual Ratchet Death Benefit would be reduced from $110,000 to $97,307.69, or a reduction of the Annual Ratchet Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn.
•At the end of the second Contract Year, your Contract Value has increased to $100,000 due to positive investment performance. Because your Contract Value is higher than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit is stepped up to $100,000 on this Contract Anniversary.
•Your Annual Ratchet Death Benefit will continue to be increased by additional premium payments at the time of the premium payment, decreased by withdrawals at the time of the withdrawal, and may be stepped up on each Contract Anniversary until the date you turn 85 years old. Each Contract Anniversary on or after your 85th birthday, your Annual Ratchet Death Benefit will no longer be stepped up, even if the Contract Value is greater than the Annual Ratchet Death Benefit.
•In all cases, if the Contract Value is greater than the Annual Ratchet Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Annual Ratchet Death Benefit at the end of each calendar quarter at an annual rate of 0.40% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Annual Ratchet Death Benefit without surrendering or annuitizing your Contract. It is possible that the Annual Ratchet Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Annual Ratchet Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept the Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. The increase in Contract Value from the Death Benefit payout will be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you are currently invested in Cycle Investments, the increase in Contract Value from the Death Benefit payout will be allocated to the Default Account in the proportionate amount of Cycle Investments to the Contract Value. Those allocations will remain in the Default Account until you provide us with alternative allocation instructions. If you selected one of the optional Death Benefit riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional Death Benefit rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. If the applicable Death Benefit is greater than the Contract Value, the Contract Value under the continued Contract will be increased to match the Death Benefit before the rider terminates. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. Spousal continuance is not permitted under Non-Qualified Stretch Contracts.
If you selected one of the optional GLWB Riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any remaining Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract other than a Non-Qualified Stretch Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. For Non-Qualified Stretch Contracts, the Death Benefit must be paid out no later than the end of the Owner’s stretch period in accordance with Section 72(s) of the Internal Revenue Code. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit rider is elected, the Death Benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order. If the Annual Ratchet Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to the short term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your Advisor if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Guaranteed Living Withdrawal Benefits
When you purchase the Contract, you may select one of the two optional GLWB Riders for an additional charge if the youngest Owner is at least Issue Age 50 and younger than Issue Age 86. The GLWB Riders guarantee you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance. The Lifetime Payment Amount is a percentage (the “Lifetime Payment Percentage”) of the value of the GLWB (the “Benefit Base”), calculated as described below. The GLWB Riders are not available under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
Lifetime Payments withdrawn while the Contract Value is greater than zero will reduce the Contract Value and are withdrawals of your money. We do not make Lifetime Payments to you out of our general account assets unless your Contract
Value is reduced to zero for any reason other than a Gross Partial Withdrawal that exceeds the Lifetime Payment Amount (an “Excess Gross Partial Withdrawal”). It is possible that this will never occur and we will never make Lifetime Payment As to you from our assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal, including withdrawals of your Lifetime Payment Amount, on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a withdrawal is taken on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take Gross Partial Withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
There are two GLWB Riders available under the Contract: the Contract Value GLWB Rider and the Return of Premium GLWB Rider. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which of these riders you elected when you purchased the Contract (See “Calculating the Benefit Base” below). Each of the GLWB Riders has its own charge that we assess for the life of your Contract (See “GLWB Rider Charge” below). If you are considering purchasing a GLWB Rider, you should carefully compare the features and charges under the GLWB Riders to determine which GLWB Rider is right for you.
Beginning your Lifetime Payments. You may elect to exercise your GLWB Rider and begin Lifetime Payments by submitting a written request to our Customer Service Center. The initial Benefit Base will be established on the date we receive your request in Good Order (the “GLWB Exercise Date”). You may elect Lifetime Payments for a single Covered Person or jointly for you and your spouse. This election cannot be changed. If you elect joint coverage, the Lifetime Payment Percentage will be based on the age of the younger Covered Person and the Lifetime Payment Percentage will be less than the Lifetime Payment Percentage for a single Covered Person.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Excess Gross Partial Withdrawals” below for more information about Excess Gross Partial Withdrawals.
Lifetime Payments may be subject to state and federal income taxes, including a tax penalty before age 59 ½.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under the GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of the GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments.
Determining the Lifetime Payment Amount. The Lifetime Payment Amount is the maximum amount you may withdraw each Contract Year without reducing your Benefit Base. If you elect to pay Advisory Fees from your Contract Value, this deduction will not count towards your Lifetime Payment Amount for the Contract Year.
On the GLWB Exercise Date, your Lifetime Payment Amount is determined by multiplying your initial Benefit Base by the applicable Lifetime Payment Percentage. The applicable Lifetime Payment Percentage is based on your Issue Age and the increase in your
Attained Age since you purchased your Contract. Once you elect to begin Lifetime Payments, your Lifetime Payment Percentage will not change for the life of the Contract. The Lifetime Payment Percentage is set forth in the Rate Sheet Supplement that was in effect when we received your application and initial premium payment for the Contract in Good Order. See “Rate Sheet Supplement Information.”
On each Contract Anniversary after the GLWB Exercise Date, we will calculate the Lifetime Payment Amount for the next Contract Year by multiplying your Benefit Base on that Contract Anniversary (calculated as described below) by your Lifetime Payment Percentage. The Lifetime Payment Amount for a Contract Year is not cumulative; any portion of your Lifetime Payment Amount that you do not withdraw is not added to the next Contract Year’s Lifetime Payment Amount.
For Qualified Contracts, if your RMD is greater than your Lifetime Payment Amount, the Lifetime Payment Amount will be increased to the RMD.
Under certain circumstances, we may increase your Lifetime Payment Amount for a particular Contract Year. See “Health Activated Income Multiplier.”
Calculating the Benefit Base. The initial Benefit Base is established on the GLWB Exercise Date. Your initial Benefit Base will differ depending on which GLWB Rider you elected when you purchased the Contract.
Contract Value GLWB Benefit Base. The initial Benefit Base will equal the Contract Value on the GLWB Exercise Date.
Your initial Benefit Base under the Contract Value GLWB could be less than the total premium payments you have made, even if you have not taken any Gross Partial Withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Return of Premium GLWB Benefit Base. The initial Benefit Base will equal the greater of (i) the Contract Value on the GLWB Exercise Date, or (ii) the sum of your premium payments on the GLWB Exercise Date, less an adjustment for each Gross Partial Withdrawal prior to the GLWB Exercise Date. If you elect to pay Advisory Fees from your Contract Value, this deduction will not impact the Return of Premium GLWB Benefit Base. Gross Partial Withdrawals before the Benefit Base is established will reduce the initial Return of Premium GLWB Benefit Base, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the initial Return of Premium GLWB Benefit Base by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Return of Premium GLWB Benefit Base after Gross Partial Withdrawal = Return of Premium GLWB Benefit Base before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal amount] / [Contract Value before Gross Partial Withdrawal])
If the Return of Premium GLWB Benefit Base is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Return of Premium GLWB Benefit Base will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $92,631.58 or a reduction of the initial Return of Premium GLWB Benefit Base by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $97,307.69 or a reduction of the initial Return of Premium GLWB Benefit Base by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value.
Even if you do not take any Gross Partial Withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be no greater than the initial Benefit Base you would have received under the Contract Value GLWB Rider, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Excess Gross Partial Withdrawals. On and after the GLWB Exercise Date, the Benefit Base will not be reduced by Gross Partial Withdrawals, provided your aggregate Gross Partial Withdrawals during the Contract Year do not exceed the Lifetime Payment Amount for that Contract Year. Aggregate Gross Partial Withdrawals during any Contract Year that exceed the Lifetime Payment Amount are “Excess Gross Partial Withdrawals.” An Excess Gross Partial Withdrawal will reduce the Benefit Base by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. This reduction is calculated as follows:
Benefit Base after Excess Gross Partial Withdrawal = Benefit Base before Excess Gross Partial Withdrawal * (1 – [Excess Gross Partial Withdrawal amount] / [Contract Value after reduction for any portion of Gross Partial Withdrawal up to the Lifetime Payment Amount but before any Excess Gross Partial Withdrawal amount])
For example, assume the Benefit Base is $110,000 and the Lifetime Payment Amount for the Contract Year is $10,000. You request a $15,000 withdrawal at a time when the Contract Value is $100,000. The first $10,000 of your withdrawal is your Lifetime Payment Amount and is not an Excess Gross Partial Withdrawal. This portion of the withdrawal reduces your Contract Value to $90,000, but does not affect your Benefit Base. The remaining $5,000 of the withdrawal is an Excess Gross Partial Withdrawal. The Excess Gross Partial Withdrawal will reduce your Contract Value to $85,000, a dollar-for-dollar reduction, but it will reduce your Benefit Base from $110,000 to $103,888.89, or a reduction of the Benefit Base by $6,111.11, which is more than the $5,000 Excess Gross Partial Withdrawal amount. On the next Contract Anniversary when your Lifetime Payment Amount for that Contract Year is determined, your Lifetime Payment Amount will be lower because your Benefit Base is lower.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation.
Benefit Base Step Ups. On each Contract Anniversary after the GLWB Exercise Date, we compare the Benefit Base to your Contract Value. If your Contract Value is greater, the Benefit Base will be stepped up to equal the Contract Value on that Contract Anniversary. Withdrawals (including Lifetime Payments) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Benefit Base through a step up on the Contract Anniversary.
Effect of Contract Value falling to Zero. If your Contract Value is reduced to zero for any reason before the GLWB Exercise Date, the GLWB Rider will terminate without value. After the GLWB Exercise Date, if your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal (i.e., due to poor investment performance or the deduction of charges, including Advisory Fee deductions), then we will continue to pay the Lifetime Payment Amount from our general account assets each year until the death of the Covered Person(s). At that time, the GLWB Rider Charge will no longer be assessed. If your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the GLWB Rider will terminate without value.
Contract Value GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Contract Value GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $165,000. Your initial Benefit Base will also be $165,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $10,312.50(which is your $165,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $173,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $10,812.50 (which is your new $173,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Return of Premium GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Return of Premium GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $90,000. Because your Contract Value is lower you’re your total premium payments, your initial Benefit Base will be $100,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $6,250 (which is your $100,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $110,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $6,875 (which is your new $110,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Effect of Owner Death. If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
Rate Sheet Supplement Information. The Rate Sheet Supplement contains the current Lifetime Payment Percentages for the GLWB Riders applicable to Contracts purchased while that Rate Sheet Supplement remains in effect. In order to receive the Lifetime Payment Percentages in any particular Rate Sheet Supplement, we must receive your application and initial premium payment in Good Order during the effective period for that Rate Sheet Supplement. .
You should not purchase a GLWB Rider without first obtaining the applicable Rate Sheet Supplement. The current Rate Sheet Supplement is available (i) through your Advisor, (ii) by contacting us at 833-492-0022, (iii) on our website at https://www.midlandnational.com/oakeliteadv, or (iv) at www.sec.gov under File Nos. 333-282591; 333-262682. We will file a new Rate Sheet Supplement at least 10 Business Days in advance of the effective date of the new rates. The Lifetime Payment Percentages from all superseded Rate Sheet Supplements can be found in Appendix D. The Lifetime Payment Percentage applicable to you is set forth in the Rate Sheet Supplement in effect when we receive your application and initial premium payment in Good Order. If we receive your application and initial premium payment in Good Order and a different Rate Sheet Supplement is in effect from the one that was in effect when you signed your application:
•If the subsequent Rate Sheet Supplement has lower Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will inform you and your Advisor and request confirmation that you accept the lower Lifetime Payment Percentages then in effect. You or your Advisor may also instruct us to issue the Contract without the GLWB Rider.
•If the subsequent Rate Sheet Supplement has higher Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will issue your Contract with the GLWB Rider at the higher Lifetime Payment Percentages then in effect.
Once your Contract and GLWB Rider are issued, the Lifetime Payment Percentage applicable to you will not change for the life of your Contract. Please refer to Appendix D for Lifetime Payment Percentages that apply to applications received before the current Rate Sheet Supplement was in effect.
Health Activated Income Multiplier. After the 2nd Contract Anniversary, the Health Activated Income Multiplier feature can increase your Lifetime Payment Amount in a particular Contract Year if one of the Covered Person(s) is unable to perform two of the following six activities of daily living for at least 90 consecutive calendar days: bathing, continence, dressing, eating, toileting, and transferring (moving into or out of a bed, chair or wheelchair). The Covered Person must have been able to perform all six activities on the Contract Issue Date, and you must provide us with proof of eligibility from a qualified physician satisfactory to us, which eligibility must be re-established on applicable Contract Anniversaries. You may elect the Health Activated Income Multiplier by sending Written Notice to our Customer Service Center in Good Order on or after the GLWB Exercise Date.
The Health Activated Income Multiplier may be elected over multiple non-consecutive Contract Years, up to a maximum of five Contract Years. Each time the Health Activated Income Multiplier is elected, all of the eligibility requirements must be met. If the eligibility requirements are no longer met or if you do not elect to use the Health Activated Income Multiplier during the next Contract Year, the Health Activated Income Multiplier will cease.
For any Contract Year in which the Health Activated Income Multiplier is elected, the Lifetime Payment Amount for that Contract Year (calculated as described above) will be multiplied by two. You may take Lifetime Payment Amounts in that Contract Year up to the doubled amount without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base.
For example, assume that in Contract Year 5, your Lifetime Payment Amount is $10,000. As a result of a health condition, you become unable to bath or dress yourself for 90 consecutive calendar days and elect the Health Activated Income Multiplier. You are then able to take Lifetime Payments up to $20,000 in that Contract Year without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. Your health improves and on the next Contract Anniversary, you are able to dress or bath yourself again. At this time, you are no longer eligible for the Health Activated Income Multiplier for the next Contract Year, and you will only be able to take Lifetime Payments up to $10,000 without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. If, in the future, your health became impaired for 90 consecutive calendar days again, you could elect the Health Activated Income Multiplier up to four more times, provided you remained eligible.
GLWB Rider Charge. We assess a charge for the GLWB Rider at the end of each calendar quarter. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, even if you never elect to begin receiving Lifetime Payments, and you cannot voluntarily terminate the GLWB rider without surrendering or annuitizing your Contract. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. There is a risk that any financial return provided by the GLWB Rider will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
The charge for the Contract Value GLWB Rider is an annual rate of 0.95% of the Benefit Base. The charge is assessed quarterly.
The charge for the Return of Premium GLWB is an annual rate of 1.15% of the Benefit Base. The charge is assessed quarterly. If you elect the Return of Premium GLWB Rider, this charge will be assessed for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment from your Subaccount Investments	Standard	No Charge	•Each payment must be at least $100 (unless we consent otherwise).
•Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Dollar Cost Averaging (“DCA”) Program	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts.	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.

Portfolio Rebalancing Program	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations.	Standard	No Charge	•Your Accumulation Value must be at least $10,000 to initiate the Portfolio Rebalancing Program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Contract Value Death Benefit	Pays your beneficiary your Contract Value.	Standard	No Charge	•Terminates upon the Maturity Date or change of ownership.
•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Death Benefit.
Return of Premium Death Benefit Rider	Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals.	Optional	0.15% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Annual Ratchet Death Benefit Rider.

•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.
Annual Ratchet Death Benefit Rider
Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, with the potential for annual “step ups” on each Contract Anniversary prior to the oldest Owner’s age 85.
		Optional	0.40% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Return of Premium Death Benefit Rider.
•The value of the benefit is no longer eligible for step ups on or after the oldest Owner’s 85th birthday.

•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.

Contract Value GLWB Rider
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to your Contract Value on the date you first exercise the benefit.
	Optional	0.95% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Return of Premium GLWB Rider. •Cannot be elected under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
•Additional premium payments are not permitted after the first 6 months following Contract issue.

•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.

Return of Premium GLWB Rider
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to the greater of (i) your Contract Value on the date you first exercise the benefit or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, as of the date you first exercise the benefit.
	Optional	1.15% (as an annualized percentage Benefit Base)	•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Contract Value GLWB Rider. •Cannot be elected under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
•Additional premium payments are not permitted after the first 6 months following Contract issue.

•Any withdrawal prior to beginning Lifetime Payments will reduce the initial Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.

•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.

Health Activated Income Multiplier
Increases the Lifetime Payment Amount under one of the GLWB Riders in a particular Contract Year if one of the Covered Person(s) is unable to perform certain daily living activities due to a health condition.
	Optional	No Charge	•Only available under one of the GLWB Riders.
•Only available after the 2nd Contract Anniversary.
•May be elected a maximum of five Contract Years.
•Health condition eligibility requirements must be met.

Benefits Description [Table Text Block]
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Unless we receive instructions from you, we will deduct all Systematic Withdrawals (except Lifetime Payments under a GLWB Rider) pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis, then from the Default Account. You may instruct us to take Systematic Withdrawals from all Investment Options – all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take a Systematic Withdrawal from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn and the Floor Rate or Buffer Rate will not apply.
Systematic Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal, including Systematic Withdrawals, prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you and your Advisor one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.

Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1/2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
Death Benefits
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The Death Benefit is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select either the optional Return of Premium Death Benefit or the optional Annual Ratchet Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76.
Contract Value Death Benefit. The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st , and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in good order, your Death Benefit will equal $90,000. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Contract Value Death Benefit on a dollar-for- dollar basis. You should discuss with your Advisor the impact of deducting Advisory Fees from your Contract Value prior to making an election.
For example, assume you purchase the Contract with an initial premium payment of $100,000, you invest all of your money into the Subaccounts and your investment earns a 5% return each year after the deduction of the Separate Account Annual Expense charge and Annual Portfolio Expenses. The following table illustrates your Contract Value and Contract Value Death Benefit at the end of each Contract Year based on these assumptions:

Contract Year	Contract Value / Death Benefit if you elect not to deduct Advisory Fees from Contract Value	Contract Value / Death Benefit if you elect to deduct 1.5% annual Advisory Fees from Contract Value
1	$105,000.00	$103,425.00
2	$110,250.00	$106,967.31
3	$115,762.50	$110,630.94
4	$121,550.63	$114,420.05
5	$127,628.16	$118,338.93
6	$134,009.56	$122,392.04
7	$140,710.04	$126,583.97
8	$147,745.54	$130,919.47
9	$155,132.82	$135,403.46
10	$162,889.46	$140,041.03

Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date.
Return of Premium Death Benefit. The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal. Any Advisory Fees deductions from your Contract Value do not reduce the value of the Return of Premium Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Return of Premium Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.15% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Annual Ratchet Death Benefit. The Annual Ratchet Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal, with the potential for annual “step ups” on each eligible Contract Anniversary. Any Advisory Fees from your Contract Value do not reduce the Annual Ratchet Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Annual Ratchet Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Annual Ratchet Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
On each Contract Anniversary before the oldest Owner’s 85th birthday, we compare the Annual Ratchet Death Benefit to your Contract Value. If your Contract Value is greater, the Annual Ratchet Death Benefit will be stepped-up to equal the Contract Value on that Contract Anniversary. Afterwards, the Annual Ratchet Death Benefit will continue to be increased by subsequent premium payments and decreased by withdrawals as described above. Withdrawals (including Lifetime Payments under one of the GLWB Riders) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Annual Ratchet Death Benefit through a step up on the Contract Anniversary.
On and after the oldest Owner’s 85th birthday, the Annual Ratchet Death Benefit is no longer eligible to be stepped-up, but it will continue to be adjusted for subsequent premium payments and withdrawals.
For example:
•Assume you purchase the Contract with an initial premium payment of $100,000 at Issue Age 75.
•During the first Contract Year, you make a $10,000 additional premium payment. At the time of the premium payment, your Annual Ratchet Death Benefit is $110,000, which is the sum of your purchase payments.
•At the end of the first Contract Year, your Contract Value has declined to $95,000 due to poor investment performance. Because your Contract Value is lower than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit does not step up on this Contract Anniversary. Your Annual Ratchet Death Benefit remains $110,000.
•During the second Contract Year, you request a $15,000 withdrawal at a time when the Contract Value is $95,000. At the time of the withdrawal, the Annual Ratchet Death Benefit is reduced from $110,000 to $92,631.58, or a reduction of the Annual Ratchet Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value was $130,000, the Annual Ratchet Death Benefit would be reduced from $110,000 to $97,307.69, or a reduction of the Annual Ratchet Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn.
•At the end of the second Contract Year, your Contract Value has increased to $100,000 due to positive investment performance. Because your Contract Value is higher than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit is stepped up to $100,000 on this Contract Anniversary.
•Your Annual Ratchet Death Benefit will continue to be increased by additional premium payments at the time of the premium payment, decreased by withdrawals at the time of the withdrawal, and may be stepped up on each Contract Anniversary until the date you turn 85 years old. Each Contract Anniversary on or after your 85th birthday, your Annual Ratchet Death Benefit will no longer be stepped up, even if the Contract Value is greater than the Annual Ratchet Death Benefit.
•In all cases, if the Contract Value is greater than the Annual Ratchet Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Annual Ratchet Death Benefit at the end of each calendar quarter at an annual rate of 0.40% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Annual Ratchet Death Benefit without surrendering or annuitizing your Contract. It is possible that the Annual Ratchet Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Annual Ratchet Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept the Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. The increase in Contract Value from the Death Benefit payout will be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you are currently invested in Cycle Investments, the increase in Contract Value from the Death Benefit payout will be allocated to the Default Account in the proportionate amount of Cycle Investments to the Contract Value. Those allocations will remain in the Default Account until you provide us with alternative allocation instructions. If you selected one of the optional Death Benefit riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional Death Benefit rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. If the applicable Death Benefit is greater than the Contract Value, the Contract Value under the continued Contract will be increased to match the Death Benefit before the rider terminates. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. Spousal continuance is not permitted under Non-Qualified Stretch Contracts.
If you selected one of the optional GLWB Riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any remaining Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract other than a Non-Qualified Stretch Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. For Non-Qualified Stretch Contracts, the Death Benefit must be paid out no later than the end of the Owner’s stretch period in accordance with Section 72(s) of the Internal Revenue Code. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit rider is elected, the Death Benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order. If the Annual Ratchet Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to the short term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your Advisor if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
Guaranteed Living Withdrawal Benefits
When you purchase the Contract, you may select one of the two optional GLWB Riders for an additional charge if the youngest Owner is at least Issue Age 50 and younger than Issue Age 86. The GLWB Riders guarantee you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance. The Lifetime Payment Amount is a percentage (the “Lifetime Payment Percentage”) of the value of the GLWB (the “Benefit Base”), calculated as described below. The GLWB Riders are not available under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
Lifetime Payments withdrawn while the Contract Value is greater than zero will reduce the Contract Value and are withdrawals of your money. We do not make Lifetime Payments to you out of our general account assets unless your Contract
Value is reduced to zero for any reason other than a Gross Partial Withdrawal that exceeds the Lifetime Payment Amount (an “Excess Gross Partial Withdrawal”). It is possible that this will never occur and we will never make Lifetime Payment As to you from our assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal, including withdrawals of your Lifetime Payment Amount, on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a withdrawal is taken on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take Gross Partial Withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
There are two GLWB Riders available under the Contract: the Contract Value GLWB Rider and the Return of Premium GLWB Rider. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which of these riders you elected when you purchased the Contract (See “Calculating the Benefit Base” below). Each of the GLWB Riders has its own charge that we assess for the life of your Contract (See “GLWB Rider Charge” below). If you are considering purchasing a GLWB Rider, you should carefully compare the features and charges under the GLWB Riders to determine which GLWB Rider is right for you.
Beginning your Lifetime Payments. You may elect to exercise your GLWB Rider and begin Lifetime Payments by submitting a written request to our Customer Service Center. The initial Benefit Base will be established on the date we receive your request in Good Order (the “GLWB Exercise Date”). You may elect Lifetime Payments for a single Covered Person or jointly for you and your spouse. This election cannot be changed. If you elect joint coverage, the Lifetime Payment Percentage will be based on the age of the younger Covered Person and the Lifetime Payment Percentage will be less than the Lifetime Payment Percentage for a single Covered Person.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Excess Gross Partial Withdrawals” below for more information about Excess Gross Partial Withdrawals.
Lifetime Payments may be subject to state and federal income taxes, including a tax penalty before age 59 ½.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under the GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of the GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments.
Determining the Lifetime Payment Amount. The Lifetime Payment Amount is the maximum amount you may withdraw each Contract Year without reducing your Benefit Base. If you elect to pay Advisory Fees from your Contract Value, this deduction will not count towards your Lifetime Payment Amount for the Contract Year.
On the GLWB Exercise Date, your Lifetime Payment Amount is determined by multiplying your initial Benefit Base by the applicable Lifetime Payment Percentage. The applicable Lifetime Payment Percentage is based on your Issue Age and the increase in your
Attained Age since you purchased your Contract. Once you elect to begin Lifetime Payments, your Lifetime Payment Percentage will not change for the life of the Contract. The Lifetime Payment Percentage is set forth in the Rate Sheet Supplement that was in effect when we received your application and initial premium payment for the Contract in Good Order. See “Rate Sheet Supplement Information.”
On each Contract Anniversary after the GLWB Exercise Date, we will calculate the Lifetime Payment Amount for the next Contract Year by multiplying your Benefit Base on that Contract Anniversary (calculated as described below) by your Lifetime Payment Percentage. The Lifetime Payment Amount for a Contract Year is not cumulative; any portion of your Lifetime Payment Amount that you do not withdraw is not added to the next Contract Year’s Lifetime Payment Amount.
For Qualified Contracts, if your RMD is greater than your Lifetime Payment Amount, the Lifetime Payment Amount will be increased to the RMD.
Under certain circumstances, we may increase your Lifetime Payment Amount for a particular Contract Year. See “Health Activated Income Multiplier.”
Calculating the Benefit Base. The initial Benefit Base is established on the GLWB Exercise Date. Your initial Benefit Base will differ depending on which GLWB Rider you elected when you purchased the Contract.
Contract Value GLWB Benefit Base. The initial Benefit Base will equal the Contract Value on the GLWB Exercise Date.
Your initial Benefit Base under the Contract Value GLWB could be less than the total premium payments you have made, even if you have not taken any Gross Partial Withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Return of Premium GLWB Benefit Base. The initial Benefit Base will equal the greater of (i) the Contract Value on the GLWB Exercise Date, or (ii) the sum of your premium payments on the GLWB Exercise Date, less an adjustment for each Gross Partial Withdrawal prior to the GLWB Exercise Date. If you elect to pay Advisory Fees from your Contract Value, this deduction will not impact the Return of Premium GLWB Benefit Base. Gross Partial Withdrawals before the Benefit Base is established will reduce the initial Return of Premium GLWB Benefit Base, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the initial Return of Premium GLWB Benefit Base by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Return of Premium GLWB Benefit Base after Gross Partial Withdrawal = Return of Premium GLWB Benefit Base before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal amount] / [Contract Value before Gross Partial Withdrawal])
If the Return of Premium GLWB Benefit Base is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Return of Premium GLWB Benefit Base will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $92,631.58 or a reduction of the initial Return of Premium GLWB Benefit Base by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $97,307.69 or a reduction of the initial Return of Premium GLWB Benefit Base by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value.
Even if you do not take any Gross Partial Withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be no greater than the initial Benefit Base you would have received under the Contract Value GLWB Rider, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Excess Gross Partial Withdrawals. On and after the GLWB Exercise Date, the Benefit Base will not be reduced by Gross Partial Withdrawals, provided your aggregate Gross Partial Withdrawals during the Contract Year do not exceed the Lifetime Payment Amount for that Contract Year. Aggregate Gross Partial Withdrawals during any Contract Year that exceed the Lifetime Payment Amount are “Excess Gross Partial Withdrawals.” An Excess Gross Partial Withdrawal will reduce the Benefit Base by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. This reduction is calculated as follows:
Benefit Base after Excess Gross Partial Withdrawal = Benefit Base before Excess Gross Partial Withdrawal * (1 – [Excess Gross Partial Withdrawal amount] / [Contract Value after reduction for any portion of Gross Partial Withdrawal up to the Lifetime Payment Amount but before any Excess Gross Partial Withdrawal amount])
For example, assume the Benefit Base is $110,000 and the Lifetime Payment Amount for the Contract Year is $10,000. You request a $15,000 withdrawal at a time when the Contract Value is $100,000. The first $10,000 of your withdrawal is your Lifetime Payment Amount and is not an Excess Gross Partial Withdrawal. This portion of the withdrawal reduces your Contract Value to $90,000, but does not affect your Benefit Base. The remaining $5,000 of the withdrawal is an Excess Gross Partial Withdrawal. The Excess Gross Partial Withdrawal will reduce your Contract Value to $85,000, a dollar-for-dollar reduction, but it will reduce your Benefit Base from $110,000 to $103,888.89, or a reduction of the Benefit Base by $6,111.11, which is more than the $5,000 Excess Gross Partial Withdrawal amount. On the next Contract Anniversary when your Lifetime Payment Amount for that Contract Year is determined, your Lifetime Payment Amount will be lower because your Benefit Base is lower.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation.
Benefit Base Step Ups. On each Contract Anniversary after the GLWB Exercise Date, we compare the Benefit Base to your Contract Value. If your Contract Value is greater, the Benefit Base will be stepped up to equal the Contract Value on that Contract Anniversary. Withdrawals (including Lifetime Payments) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Benefit Base through a step up on the Contract Anniversary.
Effect of Contract Value falling to Zero. If your Contract Value is reduced to zero for any reason before the GLWB Exercise Date, the GLWB Rider will terminate without value. After the GLWB Exercise Date, if your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal (i.e., due to poor investment performance or the deduction of charges, including Advisory Fee deductions), then we will continue to pay the Lifetime Payment Amount from our general account assets each year until the death of the Covered Person(s). At that time, the GLWB Rider Charge will no longer be assessed. If your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the GLWB Rider will terminate without value.
Contract Value GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Contract Value GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $165,000. Your initial Benefit Base will also be $165,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $10,312.50(which is your $165,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $173,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $10,812.50 (which is your new $173,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Return of Premium GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Return of Premium GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $90,000. Because your Contract Value is lower you’re your total premium payments, your initial Benefit Base will be $100,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $6,250 (which is your $100,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $110,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $6,875 (which is your new $110,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Effect of Owner Death. If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
Rate Sheet Supplement Information. The Rate Sheet Supplement contains the current Lifetime Payment Percentages for the GLWB Riders applicable to Contracts purchased while that Rate Sheet Supplement remains in effect. In order to receive the Lifetime Payment Percentages in any particular Rate Sheet Supplement, we must receive your application and initial premium payment in Good Order during the effective period for that Rate Sheet Supplement. .
You should not purchase a GLWB Rider without first obtaining the applicable Rate Sheet Supplement. The current Rate Sheet Supplement is available (i) through your Advisor, (ii) by contacting us at 833-492-0022, (iii) on our website at https://www.midlandnational.com/oakeliteadv, or (iv) at www.sec.gov under File Nos. 333-282591; 333-262682. We will file a new Rate Sheet Supplement at least 10 Business Days in advance of the effective date of the new rates. The Lifetime Payment Percentages from all superseded Rate Sheet Supplements can be found in Appendix D. The Lifetime Payment Percentage applicable to you is set forth in the Rate Sheet Supplement in effect when we receive your application and initial premium payment in Good Order. If we receive your application and initial premium payment in Good Order and a different Rate Sheet Supplement is in effect from the one that was in effect when you signed your application:
•If the subsequent Rate Sheet Supplement has lower Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will inform you and your Advisor and request confirmation that you accept the lower Lifetime Payment Percentages then in effect. You or your Advisor may also instruct us to issue the Contract without the GLWB Rider.
•If the subsequent Rate Sheet Supplement has higher Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will issue your Contract with the GLWB Rider at the higher Lifetime Payment Percentages then in effect.
Once your Contract and GLWB Rider are issued, the Lifetime Payment Percentage applicable to you will not change for the life of your Contract. Please refer to Appendix D for Lifetime Payment Percentages that apply to applications received before the current Rate Sheet Supplement was in effect.
Health Activated Income Multiplier. After the 2nd Contract Anniversary, the Health Activated Income Multiplier feature can increase your Lifetime Payment Amount in a particular Contract Year if one of the Covered Person(s) is unable to perform two of the following six activities of daily living for at least 90 consecutive calendar days: bathing, continence, dressing, eating, toileting, and transferring (moving into or out of a bed, chair or wheelchair). The Covered Person must have been able to perform all six activities on the Contract Issue Date, and you must provide us with proof of eligibility from a qualified physician satisfactory to us, which eligibility must be re-established on applicable Contract Anniversaries. You may elect the Health Activated Income Multiplier by sending Written Notice to our Customer Service Center in Good Order on or after the GLWB Exercise Date.
The Health Activated Income Multiplier may be elected over multiple non-consecutive Contract Years, up to a maximum of five Contract Years. Each time the Health Activated Income Multiplier is elected, all of the eligibility requirements must be met. If the eligibility requirements are no longer met or if you do not elect to use the Health Activated Income Multiplier during the next Contract Year, the Health Activated Income Multiplier will cease.
For any Contract Year in which the Health Activated Income Multiplier is elected, the Lifetime Payment Amount for that Contract Year (calculated as described above) will be multiplied by two. You may take Lifetime Payment Amounts in that Contract Year up to the doubled amount without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base.
For example, assume that in Contract Year 5, your Lifetime Payment Amount is $10,000. As a result of a health condition, you become unable to bath or dress yourself for 90 consecutive calendar days and elect the Health Activated Income Multiplier. You are then able to take Lifetime Payments up to $20,000 in that Contract Year without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. Your health improves and on the next Contract Anniversary, you are able to dress or bath yourself again. At this time, you are no longer eligible for the Health Activated Income Multiplier for the next Contract Year, and you will only be able to take Lifetime Payments up to $10,000 without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. If, in the future, your health became impaired for 90 consecutive calendar days again, you could elect the Health Activated Income Multiplier up to four more times, provided you remained eligible.
GLWB Rider Charge. We assess a charge for the GLWB Rider at the end of each calendar quarter. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, even if you never elect to begin receiving Lifetime Payments, and you cannot voluntarily terminate the GLWB rider without surrendering or annuitizing your Contract. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. There is a risk that any financial return provided by the GLWB Rider will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
The charge for the Contract Value GLWB Rider is an annual rate of 0.95% of the Benefit Base. The charge is assessed quarterly.
The charge for the Return of Premium GLWB is an annual rate of 1.15% of the Benefit Base. The charge is assessed quarterly. If you elect the Return of Premium GLWB Rider, this charge will be assessed for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A –INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
PORTFOLIO COMPANIES
The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at https://www.midlandnational.com/oakeliteadv. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.

		Average Annual Total Returns (as of 12/31/2024)
Type / Investment Objective	Portfolio Company and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
US Insurance Moderate Allocation	American Funds IS® Asset Allocation 4	0.80	16.11	8.04	8.05
	Capital Research and Management Company
US Insurance Global Large-Stock Growth	American Funds IS® Global Growth 4	0.91	13.39	9.49	10.46
	Capital Research and Management Company
US Insurance Large Growth	Fidelity® VIP Growth Opportunities Svc 2	0.84	38.54	18.46	17.92
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Short-Term Bond	Lord Abbett Series Short Duration Inc VC	0.85	5.14	1.70	2.09
	Lord, Abbett & Co LLC
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Adv	0.94	2.03	1.83	2.05
	Pacific Investment Management Company, LLC
US Insurance Ultrashort Bond	PIMCO VIT Short-Term Adv	0.76	5.95	2.66	2.30
	Pacific Investment Management Company, LLC
US Fund Money Market - Taxable	Fidelity® VIP Government Money Mkt Svc 2	0.52	4.82	2.17	1.44
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd

Variable Option [Line Items]
Prospectuses Available [Text Block]
APPENDIX A –INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
PORTFOLIO COMPANIES
The following is a list of the portfolios currently available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which can be amended from time to time and can be found online at https://www.midlandnational.com/oakeliteadv. You can also request this information at no cost by calling 866-747-3421 or sending an email request to SecuritiesPI@sfgmembers.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each investment portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

		Average Annual Total Returns (as of 12/31/2024)
Type / Investment Objective	Portfolio Company and Advisor / Subadvisor	Current Expenses	1-Year Return	5-Year Return	10-Year Return
US Insurance Moderate Allocation	American Funds IS® Asset Allocation 4	0.80	16.11	8.04	8.05
	Capital Research and Management Company
US Insurance Global Large-Stock Growth	American Funds IS® Global Growth 4	0.91	13.39	9.49	10.46
	Capital Research and Management Company
US Insurance Large Growth	Fidelity® VIP Growth Opportunities Svc 2	0.84	38.54	18.46	17.92
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Short-Term Bond	Lord Abbett Series Short Duration Inc VC	0.85	5.14	1.70	2.09
	Lord, Abbett & Co LLC
US Insurance Inflation-Protected Bond	PIMCO VIT Real Return Adv	0.94	2.03	1.83	2.05
	Pacific Investment Management Company, LLC
US Insurance Ultrashort Bond	PIMCO VIT Short-Term Adv	0.76	5.95	2.66	2.30
	Pacific Investment Management Company, LLC
US Fund Money Market - Taxable	Fidelity® VIP Government Money Mkt Svc 2	0.52	4.82	2.17	1.44
	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd

C000235591 [Member] | C000121512 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Moderate Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	8.05%
C000235591 [Member] | C000121502 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Global Large-Stock Growth
Portfolio Company Name [Text Block]	American Funds IS® Global Growth 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	10.46%
C000235591 [Member] | C000013940 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Large Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.54%
Average Annual Total Returns, 5 Years [Percent]	18.46%
Average Annual Total Returns, 10 Years [Percent]	17.92%
C000235591 [Member] | C000139705 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Short-Term Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Short Duration Inc VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.14%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	2.09%
C000235591 [Member] | C000030983 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	2.05%
C000235591 [Member] | C000081128 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Insurance Ultrashort Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Adv
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.95%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	2.30%
C000235591 [Member] | C000048776 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Mkt Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC / FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	1.44%
C000235591 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Pays your beneficiary your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Terminates upon the Maturity Date or change of ownership. •If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Death Benefit.
Name of Benefit [Text Block]	Contract Value Death Benefit
Operation of Benefit [Text Block]
Death Benefits
If an Owner dies before the Maturity Date and while the Contract is still in force, we will pay a Death Benefit to your designated Beneficiary. The Death Benefit is payable on receipt in Good Order (at our Customer Service Center) of satisfactory proof of the Owner’s death, an election of how the Death Benefit is to be paid, and any other required documents or forms. The amount of the Death Benefit is based on which death benefit option is elected and determined as of the Business Day that our Customer Service Center receives the required documentation in Good Order.
The Contract offers a standard Death Benefit, the Contract Value Death Benefit, at no additional charge. When you purchase the Contract, you may select either the optional Return of Premium Death Benefit or the optional Annual Ratchet Death Benefit for an additional charge if the oldest Owner is younger than Issue Age 76.
Contract Value Death Benefit. The Contract Value Death Benefit will equal the Contract Value as of the Business Day that the Death Benefit is determined. For example, if your Contract Value is $100,000 on the date of death, September 1st , and declines to $90,000 on September 10th, which is the date that our Customer Service Center receives the required documentation in good order, your Death Benefit will equal $90,000. If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value and therefore the Contract Value Death Benefit on a dollar-for- dollar basis. You should discuss with your Advisor the impact of deducting Advisory Fees from your Contract Value prior to making an election.
For example, assume you purchase the Contract with an initial premium payment of $100,000, you invest all of your money into the Subaccounts and your investment earns a 5% return each year after the deduction of the Separate Account Annual Expense charge and Annual Portfolio Expenses. The following table illustrates your Contract Value and Contract Value Death Benefit at the end of each Contract Year based on these assumptions:

Contract Year	Contract Value / Death Benefit if you elect not to deduct Advisory Fees from Contract Value	Contract Value / Death Benefit if you elect to deduct 1.5% annual Advisory Fees from Contract Value
1	$105,000.00	$103,425.00
2	$110,250.00	$106,967.31
3	$115,762.50	$110,630.94
4	$121,550.63	$114,420.05
5	$127,628.16	$118,338.93
6	$134,009.56	$122,392.04
7	$140,710.04	$126,583.97
8	$147,745.54	$130,919.47
9	$155,132.82	$135,403.46
10	$162,889.46	$140,041.03

Any death benefit payment or optional benefit charge deduction attributable to the Cycle Investments and paid prior to the Cycle End Date will be based on the Cycle Investment Unit Value, which is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date.
Return of Premium Death Benefit. The Return of Premium Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal. Any Advisory Fees deductions from your Contract Value do not reduce the value of the Return of Premium Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Return of Premium Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the Death Benefit by the same proportion that the withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Return of Premium Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the Return of Premium Death Benefit would be reduced from $110,000 to $92,631.58 or a reduction of the Return of Premium Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the Return of Premium Death Benefit would be reduced from $110,000 to $97,307.69 or a reduction of the Return of Premium Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater than the Return of Premium Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Return of Premium Death Benefit at the end of each calendar quarter at an annual rate of 0.15% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Return of Premium Death Benefit without surrendering or annuitizing your Contract. It is possible that the Return of Premium Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Return of Premium Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Annual Ratchet Death Benefit. The Annual Ratchet Death Benefit will equal the greater of (i) the Contract Value, or (ii) the sum of your initial premium payment plus any subsequent premium payments, less an adjustment for each Gross Partial Withdrawal, with the potential for annual “step ups” on each eligible Contract Anniversary. Any Advisory Fees from your Contract Value do not reduce the Annual Ratchet Death Benefit. Withdrawals, including Lifetime Payments under one of the GLWB Riders, will reduce the value of the Annual Ratchet Death Benefit, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for withdrawals will reduce the Death Benefit by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Death Benefit after Gross Partial Withdrawal = Death Benefit before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal Amount] / [Contract Value before Gross Partial Withdrawal])
If the value of the Annual Ratchet Death Benefit is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Death Benefit will be reduced by an amount greater than the amount withdrawn.
On each Contract Anniversary before the oldest Owner’s 85th birthday, we compare the Annual Ratchet Death Benefit to your Contract Value. If your Contract Value is greater, the Annual Ratchet Death Benefit will be stepped-up to equal the Contract Value on that Contract Anniversary. Afterwards, the Annual Ratchet Death Benefit will continue to be increased by subsequent premium payments and decreased by withdrawals as described above. Withdrawals (including Lifetime Payments under one of the GLWB Riders) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Annual Ratchet Death Benefit through a step up on the Contract Anniversary.
On and after the oldest Owner’s 85th birthday, the Annual Ratchet Death Benefit is no longer eligible to be stepped-up, but it will continue to be adjusted for subsequent premium payments and withdrawals.
For example:
•Assume you purchase the Contract with an initial premium payment of $100,000 at Issue Age 75.
•During the first Contract Year, you make a $10,000 additional premium payment. At the time of the premium payment, your Annual Ratchet Death Benefit is $110,000, which is the sum of your purchase payments.
•At the end of the first Contract Year, your Contract Value has declined to $95,000 due to poor investment performance. Because your Contract Value is lower than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit does not step up on this Contract Anniversary. Your Annual Ratchet Death Benefit remains $110,000.
•During the second Contract Year, you request a $15,000 withdrawal at a time when the Contract Value is $95,000. At the time of the withdrawal, the Annual Ratchet Death Benefit is reduced from $110,000 to $92,631.58, or a reduction of the Annual Ratchet Death Benefit by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value was $130,000, the Annual Ratchet Death Benefit would be reduced from $110,000 to $97,307.69, or a reduction of the Annual Ratchet Death Benefit by $12,692.31, which is less than the $15,000 amount withdrawn.
•At the end of the second Contract Year, your Contract Value has increased to $100,000 due to positive investment performance. Because your Contract Value is higher than the Annual Ratchet Death Benefit, the Annual Ratchet Death Benefit is stepped up to $100,000 on this Contract Anniversary.
•Your Annual Ratchet Death Benefit will continue to be increased by additional premium payments at the time of the premium payment, decreased by withdrawals at the time of the withdrawal, and may be stepped up on each Contract Anniversary until the date you turn 85 years old. Each Contract Anniversary on or after your 85th birthday, your Annual Ratchet Death Benefit will no longer be stepped up, even if the Contract Value is greater than the Annual Ratchet Death Benefit.
•In all cases, if the Contract Value is greater than the Annual Ratchet Death Benefit on the date the Death Benefit is determined, your Death Benefit will equal the Contract Value (as described in “Contract Value Death Benefit” above).
We assess a charge for the Annual Ratchet Death Benefit at the end of each calendar quarter at an annual rate of 0.40% of the Benefit Base. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, and you cannot voluntarily terminate the Annual Ratchet Death Benefit without surrendering or annuitizing your Contract. It is possible that the Annual Ratchet Death Benefit will be no greater than the Contract Value Death Benefit. There is a risk that any financial return provided by the Annual Ratchet Death Benefit will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
Designation of your Beneficiary. You name one or more Beneficiaries in your Contract application. A Beneficiary is revocable unless otherwise stated in the Beneficiary designation. You may change a revocable Beneficiary during your lifetime. We must receive a Written Notice (signed and dated) informing us of the change. Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the Written Notice is recorded by us. We will not be liable for any payment made before we receive and accept the Written Notice to change your Beneficiary.
If no primary Beneficiary is living when the Owner dies, the Death Benefit will be paid to the contingent Beneficiary, if any. If no Beneficiary is living when the Owner dies, then we will pay the Death Benefit to the Owner’s estate. If the sole Beneficiary is not the spouse, the surviving joint Owner will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
For non-qualified Contracts, if an Owner dies prior to the Maturity Date, then the Death Benefit must be paid within 5 years of the Owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the Owner). For joint Owners the Death Benefit is paid upon the first death.
If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the Death Benefit. The increase in Contract Value from the Death Benefit payout will be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings. If you are currently invested in Cycle Investments, the increase in Contract Value from the Death Benefit payout will be allocated to the Default Account in the proportionate amount of Cycle Investments to the Contract Value. Those allocations will remain in the Default Account until you provide us with alternative allocation instructions. If you selected one of the optional Death Benefit riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance, the optional Death Benefit rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. If the applicable Death Benefit is greater than the Contract Value, the Contract Value under the continued Contract will be increased to match the Death Benefit before the rider terminates. The Death Benefit under the continued Contract will be the standard Contract Value Death Benefit. Spousal continuance is not permitted under Non-Qualified Stretch Contracts.
If you selected one of the optional GLWB Riders when you purchased your Contract and your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any remaining Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
If the sole Beneficiary is not the spouse, the surviving joint Owner, if any, will be the designated primary Beneficiary and any other Beneficiaries on record will be treated as contingent Beneficiaries.
Under a non-qualified Contract other than a Non-Qualified Stretch Contract, when a Death Benefit is paid on the death of an Owner or a joint Owner and a payment option is selected, the payment option must be an annuity for the life of the Payee or for a period extending no longer than the Payee’s life expectancy, and payments must begin within one year of the date of death. In certain circumstances, required minimum distribution rules for qualified Contracts may require the Death Benefit to be paid out within ten years. For Non-Qualified Stretch Contracts, the Death Benefit must be paid out no later than the end of the Owner’s stretch period in accordance with Section 72(s) of the Internal Revenue Code. See “Federal Tax Status” for more information later in this prospectus.
In the case of multiple primary Beneficiaries, the amount received by each primary Beneficiary will be their proportional share of the Death Benefit as of each primary Beneficiary’s required documentation is in Good Order. If no optional Death Benefit rider is elected, the Death Benefit is the Contract Value at the time we receive the required documentation in Good Order for each primary Beneficiary. If the Return of Premium Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value and total premium payments, adjusted for withdrawals, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value and total premium payments, adjusted for withdrawals, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order. If the Annual Ratchet Death Benefit Rider is elected, the Death Benefit is the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, determined at the time the first primary Beneficiary claim is in Good Order. Once the greater of the Contract Value, total premium payments, adjusted for withdrawals, and the Annual Ratchet Death Benefit, is determined, each remaining primary Beneficiary’s proportion of the Death Benefit is subject to the performance of the elected Investment Options until required documentation for their portion of the Death Benefit is in Good Order.
After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the Beneficiary has the option of transferring the Accumulation Value to the short term Investment Option(s) before the date on which the first complete Death Benefit claim is received. If there are multiple Beneficiaries then they all must join in such a transfer request or the Company will not be able to honor the request.
If the Owner dies on or after income payments have begun, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the Owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.
If any Owner is a non-natural person, the Death Benefit is paid upon the death of the Annuitant.
If joint Owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.
Naming different persons as Owner and Annuitant can affect whether the Death Benefit is payable, the amount of the benefit, and who will receive it. Use care when naming Owners, Annuitants, and Beneficiaries, and consult your Advisor if you have questions. State premium taxes may be deducted from the Death Benefit proceeds.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Maturity Date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.
C000235591 [Member] | State Premium Tax [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	State premium tax is based on current resident state and varies by state. If applicable in your state, it is generally payable upon full surrender, death, or the Income Payment Start Date.
C000235591 [Member] | Return Of Premium Death Benefit Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	15.00%
Other Annual Expense (of Other Amount), Current [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
Purpose of Benefit [Text Block]	Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	15.00%
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Annual Ratchet Death Benefit Rider.
•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.
Name of Benefit [Text Block]	Return of Premium Death Benefit Rider
C000235591 [Member] | Ratchet Death Benefit Rider [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Current [Percent]	0.40%
C000235591 [Member] | Value GLWB Rider [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Current [Percent]	0.95%
C000235591 [Member] | Premium GLWB Rider [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Current [Percent]	1.15%
C000235591 [Member] | Systemic Withdrawal Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to set up an automatic payment from your Subaccount Investments
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Each payment must be at least $100 (unless we consent otherwise). •Subject to any applicable income taxes, including a possible 10% federal tax penalty if taken before age 59 1⁄2.
Name of Benefit [Text Block]	Systematic Withdrawal Program
C000235591 [Member] | Dollar Cost Averaging Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
Purpose of Benefit [Text Block]	Allows you to systematically transfer a set amount each month from a Subaccount to other available Subaccounts.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Your Accumulation Value must be at least $10,000 to initiate the DCA program.
•The minimum amount that you may transfer monthly is $100, quarterly is $300, and semi-annually is $600 and annually is $1,200.
•Not available during the Free Look Period. Not available if you elect Portfolio Rebalancing.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Name of Benefit [Text Block]	Dollar Cost Averaging (“DCA”) Program
C000235591 [Member] | Portfolio Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing Program
Purpose of Benefit [Text Block]	Allows us to automatically rebalance your Accumulation Value to return to your original percentage allocations.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Your Accumulation Value must be at least $10,000 to initiate the Portfolio Rebalancing Program.
•We will terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis.
•We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect Portfolio Rebalancing if you have an active DCA program.
•Not available if you elect DCA.
•Transfers only available among Subaccounts – Cycle Investments are not eligible.
Name of Benefit [Text Block]	Portfolio Rebalancing Program
C000235591 [Member] | Annual Ratchet Death Benefit Member [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	40.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Annual Ratchet Death Benefit Rider
Purpose of Benefit [Text Block]
Pays your beneficiary the greater of (i) your Contract Value, or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, with the potential for annual “step ups” on each Contract Anniversary prior to the oldest Owner’s age 85.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	40.00%
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue.
•Only available at Issue Ages 0-75 (based on the oldest Owner).
•Cannot be voluntarily terminated.
•Terminates upon the Maturity Date or change of ownership.
•Cannot be elected with the Return of Premium Death Benefit Rider.
•The value of the benefit is no longer eligible for step ups on or after the oldest Owner’s 85th birthday.
•Withdrawals (including Lifetime Payments under a GLWB Rider) will reduce the value of the benefit in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
•If you elect to pay Advisory Fees from your Contract Value, this deduction will reduce the Contract Value but will not reduce the Return of Premium Death Benefit.
Name of Benefit [Text Block]	Annual Ratchet Death Benefit Rider
C000235591 [Member] | Contract Value GLWB Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	95.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Contract Value GLWB Rider
Purpose of Benefit [Text Block]
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to your Contract Value on the date you first exercise the benefit.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	95.00%
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Return of Premium GLWB Rider.
•Cannot be elected under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
•Additional premium payments are not permitted after the first 6 months following Contract issue.
•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.
Name of Benefit [Text Block]	Contract Value GLWB Rider
C000235591 [Member] | Return Of Premium GLWB Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	115.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium GLWB Rider
Purpose of Benefit [Text Block]
Guarantees you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance, with an initial Benefit Base equal to the greater of (i) your Contract Value on the date you first exercise the benefit or (ii) your total premium payments, adjusted for Gross Partial Withdrawals, as of the date you first exercise the benefit.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	115.00%
Brief Restrictions / Limitations [Text Block]
•Only available at Contract issue.
•Only available at Issue Ages 50-85 (based on the youngest Owner).
•Cannot be voluntarily terminated.
•Cannot be elected with the Contract Value GLWB Rider.
•Cannot be elected under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
•Additional premium payments are not permitted after the first 6 months following Contract issue.
•Any withdrawal prior to beginning Lifetime Payments will reduce the initial Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn.
•Excess Gross Partial Withdrawals will reduce the Benefit Base in the same proportion that the Gross Partial Withdrawal reduced the Contract Value, which may be more than the amount withdrawn and may terminate the rider.
Name of Benefit [Text Block]	Return of Premium GLWB Rider
C000235591 [Member] | Health Activated Income Multiplier [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Health Activated Income Multiplier
Purpose of Benefit [Text Block]
Increases the Lifetime Payment Amount under one of the GLWB Riders in a particular Contract Year if one of the Covered Person(s) is unable to perform certain daily living activities due to a health condition.

Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available under one of the GLWB Riders. •Only available after the 2nd Contract Anniversary. •May be elected a maximum of five Contract Years. •Health condition eligibility requirements must be met.
Name of Benefit [Text Block]	Health Activated Income Multiplier
C000235591 [Member] | Systematic Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Systematic Withdrawals
The systematic withdrawal feature allows you to have a portion of your Contract Value withdrawn automatically. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month.
These withdrawals occur only: (1) while the Owner is living, (2) before the Maturity Date, and (3) after the Free Look Period. You may elect this option by sending a properly completed service form to our Customer Service Center. You may designate the systematic withdrawal amount and the frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.
Unless we receive instructions from you, we will deduct all Systematic Withdrawals (except Lifetime Payments under a GLWB Rider) pro-rata from the Subaccounts until your Accumulation Value is exhausted, then from the Cycle Investments on a pro-rata basis, then from the Default Account. You may instruct us to take Systematic Withdrawals from all Investment Options – all Investment Portfolios Available Under the Contract Investment Options and all Cycle Investments – on a pro-rata basis. If you take a Systematic Withdrawal from a Cycle Investment during the Cycle Term prior to the Cycle End Date, you will receive the Cycle Investment Unit Value times the number of Cycle Investment Units withdrawn and the Floor Rate or Buffer Rate will not apply.
Systematic Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
The Cycle Investment Unit Value prior to the Cycle End Date is based on the Fair Value of the Cycle.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal, including Systematic Withdrawals, prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with a financial professional before taking Systematic Withdrawals from the Cycle Investments prior to the Cycle End Date.
If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the Accumulation Unit Value and/or Cycle Investment Unit Value determined at the close of the next Valuation Period.
You can stop or modify the systematic withdrawals by sending us a Written Notice. A proper Written Notice must include the consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100. Upon payment, we reduce your Contract Value by an amount equal to the payment proceeds. In no event will the payment of a systematic withdrawal exceed the Surrender Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Surrender Value to equal zero.
To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.
C000235591 [Member] | Dollar Cost Averaging (DCA) [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Dollar Cost Averaging (DCA)
The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account into one or more of the Subaccounts.
For example, you can instruct us to transfer $1,000 on the first of each month to an Investment Portfolio that you have selected. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the Investment Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, you allocated $3,000 to the Investment Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. If you had allocated the entire $3,000 at one time, the total value might be higher or lower.
You may elect the DCA program on a monthly, quarterly, semi-annual or annual basis. Your Accumulation Value must be at least $10,000 to initiate the DCA program. The minimum amount that you may transfer monthly using DCA is $100, quarterly is $300, semi-annually is $600 and annually is $1,200.
You may select any Subaccount as the source account. The source account must have a minimum beginning balance of $1,200. The DCA program may reduce the impact of market fluctuations by allocating Accumulation Value to Subaccounts over time. The DCA program does not ensure a profit nor protect against a loss in declining markets.
You may elect only one DCA program at any time. You must complete the proper request form and send it (in Good Order) to our Customer Service Center. The minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You may qualify to begin a DCA program by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA request form will specify:
•    the DCA source Subaccount from which transfers will be made,
•    the total monthly amount to be transferred to the other Subaccount(s), and
•    how that monthly amount is to be allocated among the Subaccounts.
Once you elect DCA, you may allocate additional premium payments to the DCA source Subaccount by sending them in with a DCA request form or written instructions. Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise. All amounts in the DCA source Subaccount will be available for transfer under the DCA program.
If requested at issue, the DCA will start on the same day of the month as the Issue Date in the second Contract Month. If requested after issue, it will start on the same day of the month as the Issue Date during Contract Month after the request is received. The DCA is not available until the end of the Free Look Period.
You may stop the DCA program at any time by sending us Written Notice. The DCA program will automatically terminate when the source Subaccount does not have sufficient Accumulation Value to fund the DCA transfers. We reserve the right to end the DCA program by sending you and your Advisor one month’s notice. You may not elect a DCA program together with a Portfolio Rebalancing program.
We do not charge any specific fees to participate in a DCA program.
The DCA applies only to the Subaccounts. It is not available for the Cycle Investment Options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
C000235591 [Member] | Portfolio Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Portfolio Rebalancing
If you elect the Portfolio Rebalancing program, we will automatically reset your Accumulation Value allocated to each Subaccount to percentage levels that you request. If you elect this option, we will transfer amounts among the Subaccounts necessary to “rebalance” the Accumulation Value to your specified percentages. You may direct us to perform the rebalancing on a quarterly, semi-annual, or annual basis.
For example, assume that you want your initial premium payment split between two Investment Portfolios. You want 40% in Investment Portfolio A and 60% in Investment Portfolio B. Hypothetically, over the next 2 1/2 months “A” does very well while “B” performs poorly. At the end of the first quarter, “A” now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in “A” to bring its value back to 40% and use the money to buy more units in “B” to increase those holdings to 60%.
Portfolio rebalancing will occur on the same day of the month as the Issue Date. If the rebalance date does not fall on a Business Day, the rebalancing will be processed on the next Business Day. If you do not select a rebalancing period, we will rebalance your Subaccounts on a quarterly basis. Rebalancing will be based on your most recent investment directions.
Portfolio rebalancing may result in transferring amounts from a Subaccount earning a relatively high return to one earning a relatively low return. Your Accumulation Value must be at least $10,000 to initiate a portfolio rebalancing program. Contact us at our Customer Service Center to elect the portfolio rebalancing program.
Portfolio rebalancing will remain in effect until we receive your written termination request. We will also terminate the program if you direct any subsequent reallocation, contribution or partial withdrawal on other than a pro-rata basis. We reserve the right to end the portfolio rebalancing program by sending you and your Advisor one month’s notice. You may not elect portfolio rebalancing if you have an active DCA program.
There is no charge for portfolio rebalancing transfers, and rebalancing transfers do not count towards your transfer limits.
Portfolio rebalancing applies only to the Subaccounts. It is not available or the Cycle Investment options.
If you are enrolled in a dollar cost averaging, automatic rebalancing or a comparable program when an underlying Investment Portfolio merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your Accumulation Value invested in such Subaccounts will be transferred automatically to the designated surviving Subaccount, in the case of mergers; the replacement Subaccount, in the case of substitutions; and in the Default Account in the case of liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving Subaccount, the replacement Subaccount or the Default Account, as the case may be, for any continued and future transfers or premium payments.
C000235591 [Member] | Guaranteed Living Withdrawal Benefits [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Guaranteed Living Withdrawal Benefits
When you purchase the Contract, you may select one of the two optional GLWB Riders for an additional charge if the youngest Owner is at least Issue Age 50 and younger than Issue Age 86. The GLWB Riders guarantee you can withdraw the Lifetime Payment Amount each Contract Year regardless of investment performance. The Lifetime Payment Amount is a percentage (the “Lifetime Payment Percentage”) of the value of the GLWB (the “Benefit Base”), calculated as described below. The GLWB Riders are not available under Qualified Contracts purchased through an Inherited IRA or under Non-Qualified Stretch Contracts.
Lifetime Payments withdrawn while the Contract Value is greater than zero will reduce the Contract Value and are withdrawals of your money. We do not make Lifetime Payments to you out of our general account assets unless your Contract
Value is reduced to zero for any reason other than a Gross Partial Withdrawal that exceeds the Lifetime Payment Amount (an “Excess Gross Partial Withdrawal”). It is possible that this will never occur and we will never make Lifetime Payment As to you from our assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal, including withdrawals of your Lifetime Payment Amount, on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a withdrawal is taken on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take Gross Partial Withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
There are two GLWB Riders available under the Contract: the Contract Value GLWB Rider and the Return of Premium GLWB Rider. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which of these riders you elected when you purchased the Contract (See “Calculating the Benefit Base” below). Each of the GLWB Riders has its own charge that we assess for the life of your Contract (See “GLWB Rider Charge” below). If you are considering purchasing a GLWB Rider, you should carefully compare the features and charges under the GLWB Riders to determine which GLWB Rider is right for you.
Beginning your Lifetime Payments. You may elect to exercise your GLWB Rider and begin Lifetime Payments by submitting a written request to our Customer Service Center. The initial Benefit Base will be established on the date we receive your request in Good Order (the “GLWB Exercise Date”). You may elect Lifetime Payments for a single Covered Person or jointly for you and your spouse. This election cannot be changed. If you elect joint coverage, the Lifetime Payment Percentage will be based on the age of the younger Covered Person and the Lifetime Payment Percentage will be less than the Lifetime Payment Percentage for a single Covered Person.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Excess Gross Partial Withdrawals” below for more information about Excess Gross Partial Withdrawals.
Lifetime Payments may be subject to state and federal income taxes, including a tax penalty before age 59 ½.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under the GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of the GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments.
Determining the Lifetime Payment Amount. The Lifetime Payment Amount is the maximum amount you may withdraw each Contract Year without reducing your Benefit Base. If you elect to pay Advisory Fees from your Contract Value, this deduction will not count towards your Lifetime Payment Amount for the Contract Year.
On the GLWB Exercise Date, your Lifetime Payment Amount is determined by multiplying your initial Benefit Base by the applicable Lifetime Payment Percentage. The applicable Lifetime Payment Percentage is based on your Issue Age and the increase in your
Attained Age since you purchased your Contract. Once you elect to begin Lifetime Payments, your Lifetime Payment Percentage will not change for the life of the Contract. The Lifetime Payment Percentage is set forth in the Rate Sheet Supplement that was in effect when we received your application and initial premium payment for the Contract in Good Order. See “Rate Sheet Supplement Information.”
On each Contract Anniversary after the GLWB Exercise Date, we will calculate the Lifetime Payment Amount for the next Contract Year by multiplying your Benefit Base on that Contract Anniversary (calculated as described below) by your Lifetime Payment Percentage. The Lifetime Payment Amount for a Contract Year is not cumulative; any portion of your Lifetime Payment Amount that you do not withdraw is not added to the next Contract Year’s Lifetime Payment Amount.
For Qualified Contracts, if your RMD is greater than your Lifetime Payment Amount, the Lifetime Payment Amount will be increased to the RMD.
Under certain circumstances, we may increase your Lifetime Payment Amount for a particular Contract Year. See “Health Activated Income Multiplier.”
Calculating the Benefit Base. The initial Benefit Base is established on the GLWB Exercise Date. Your initial Benefit Base will differ depending on which GLWB Rider you elected when you purchased the Contract.
Contract Value GLWB Benefit Base. The initial Benefit Base will equal the Contract Value on the GLWB Exercise Date.
Your initial Benefit Base under the Contract Value GLWB could be less than the total premium payments you have made, even if you have not taken any Gross Partial Withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Return of Premium GLWB Benefit Base. The initial Benefit Base will equal the greater of (i) the Contract Value on the GLWB Exercise Date, or (ii) the sum of your premium payments on the GLWB Exercise Date, less an adjustment for each Gross Partial Withdrawal prior to the GLWB Exercise Date. If you elect to pay Advisory Fees from your Contract Value, this deduction will not impact the Return of Premium GLWB Benefit Base. Gross Partial Withdrawals before the Benefit Base is established will reduce the initial Return of Premium GLWB Benefit Base, and this reduction may be more, even significantly more, than the amount withdrawn.
The adjustment for Gross Partial Withdrawals will reduce the initial Return of Premium GLWB Benefit Base by the same proportion that the Gross Partial Withdrawal reduced the Contract Value, calculated as follows:
Return of Premium GLWB Benefit Base after Gross Partial Withdrawal = Return of Premium GLWB Benefit Base before Gross Partial Withdrawal * (1 – [Gross Partial Withdrawal amount] / [Contract Value before Gross Partial Withdrawal])
If the Return of Premium GLWB Benefit Base is greater than the Contract Value at the time of the Gross Partial Withdrawal, then the Return of Premium GLWB Benefit Base will be reduced by an amount greater than the amount withdrawn.
For example, assume you purchase the Contract with an initial premium payment of $100,000 and make $10,000 in additional premium payments. If you requested a $15,000 withdrawal at a time when the Contract Value is $95,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $92,631.58 or a reduction of the initial Return of Premium GLWB Benefit Base by $17,368.42, which is more than the $15,000 amount withdrawn. Alternatively, if you requested a $15,000 withdrawal at a time when the Contract Value is $130,000, the withdrawal would reduce the initial Return of Premium GLWB Benefit Base from $110,000 to $97,307.69 or a reduction of the initial Return of Premium GLWB Benefit Base by $12,692.31, which is less than the $15,000 amount withdrawn. In each case, if the Contract Value is greater on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value.
Even if you do not take any Gross Partial Withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be no greater than the initial Benefit Base you would have received under the Contract Value GLWB Rider, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.
On and after the GLWB Exercise Date, the Benefit Base will be reduced for Excess Gross Partial Withdrawals as described under “Excess Gross Partial Withdrawals” below, and may be increased by step ups on each Contract Anniversary as described under “Benefit Base Step Ups” below.
Excess Gross Partial Withdrawals. On and after the GLWB Exercise Date, the Benefit Base will not be reduced by Gross Partial Withdrawals, provided your aggregate Gross Partial Withdrawals during the Contract Year do not exceed the Lifetime Payment Amount for that Contract Year. Aggregate Gross Partial Withdrawals during any Contract Year that exceed the Lifetime Payment Amount are “Excess Gross Partial Withdrawals.” An Excess Gross Partial Withdrawal will reduce the Benefit Base by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. This reduction is calculated as follows:
Benefit Base after Excess Gross Partial Withdrawal = Benefit Base before Excess Gross Partial Withdrawal * (1 – [Excess Gross Partial Withdrawal amount] / [Contract Value after reduction for any portion of Gross Partial Withdrawal up to the Lifetime Payment Amount but before any Excess Gross Partial Withdrawal amount])
For example, assume the Benefit Base is $110,000 and the Lifetime Payment Amount for the Contract Year is $10,000. You request a $15,000 withdrawal at a time when the Contract Value is $100,000. The first $10,000 of your withdrawal is your Lifetime Payment Amount and is not an Excess Gross Partial Withdrawal. This portion of the withdrawal reduces your Contract Value to $90,000, but does not affect your Benefit Base. The remaining $5,000 of the withdrawal is an Excess Gross Partial Withdrawal. The Excess Gross Partial Withdrawal will reduce your Contract Value to $85,000, a dollar-for-dollar reduction, but it will reduce your Benefit Base from $110,000 to $103,888.89, or a reduction of the Benefit Base by $6,111.11, which is more than the $5,000 Excess Gross Partial Withdrawal amount. On the next Contract Anniversary when your Lifetime Payment Amount for that Contract Year is determined, your Lifetime Payment Amount will be lower because your Benefit Base is lower.
Withdrawals after you elect to begin Lifetime Payments are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each investment option bears to the total Contract Value. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation.
Benefit Base Step Ups. On each Contract Anniversary after the GLWB Exercise Date, we compare the Benefit Base to your Contract Value. If your Contract Value is greater, the Benefit Base will be stepped up to equal the Contract Value on that Contract Anniversary. Withdrawals (including Lifetime Payments) and deductions (including Advisory Fee deductions and deductions for optional benefit charges) will reduce the Contract Value dollar-for-dollar, which reduces the likelihood of increasing the Benefit Base through a step up on the Contract Anniversary.
Effect of Contract Value falling to Zero. If your Contract Value is reduced to zero for any reason before the GLWB Exercise Date, the GLWB Rider will terminate without value. After the GLWB Exercise Date, if your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal (i.e., due to poor investment performance or the deduction of charges, including Advisory Fee deductions), then we will continue to pay the Lifetime Payment Amount from our general account assets each year until the death of the Covered Person(s). At that time, the GLWB Rider Charge will no longer be assessed. If your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the GLWB Rider will terminate without value.
Contract Value GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Contract Value GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $165,000. Your initial Benefit Base will also be $165,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $10,312.50(which is your $165,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $173,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $10,812.50 (which is your new $173,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Return of Premium GLWB Rider Example. You purchase the Contract at age 65 with a $100,000 initial premium payment and elect the Return of Premium GLWB Rider. Under the Rate Sheet Supplement in effect at the time we received your application and initial premium payment in Good Order, the Lifetime Payment Percentage for a Single Covered Person based on Issue Age 65 is 5.00%, and the Lifetime Payment Percentage increase for each Attained Age after Contract Issue before Lifetime Payments is 0.125%. At Attained Age 75 (10 Attained Age increases later), you elect to begin withdrawing Lifetime Payments by submitting a written request to our Customer Service Center at a time when your Contract Value is $90,000. Because your Contract Value is lower you’re your total premium payments, your initial Benefit Base will be $100,000. Your Lifetime Payment Percentage will be 6.25% (which is 5.00% plus 0.125% for each of the 10 Attained Age increases before you elected to begin Lifetime Payments). Your Lifetime Payment Amount for that Contract Year will be $6,250 (which is your $100,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). On your next Contract Anniversary, your Contract Value has increased to $110,000. Because your Contract Value is greater than your Benefit Base, your Benefit Base is stepped up to equal your Contract Value. Your Lifetime Payment Amount for the next Contract Year will be $6,875 (which is your new $110,000 Benefit Base multiplied by your 6.25% Lifetime Payment Percentage). As long as your cumulative withdrawals during a Contract Year do not exceed your Lifetime Payment Amount for that Contract Year, your Benefit Base will never be reduced. If your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal, we will pay the Lifetime Payment Amount from our general account assets each year until your death.
Effect of Owner Death. If you name your spouse as the Beneficiary and the spouse (1) was married to the deceased Owner, as recognized by Federal law, as of the date of the deceased Owner’s death, and (2) is the sole primary Beneficiary, your surviving spouse may choose to continue the Contract, which will then be treated as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance:
•If Lifetime Payments have not yet begun, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount will be determined based on your spouse’s age at the time he or she elects to begin Lifetime Payments, and is eligible for any Benefit Base step ups.
•If Lifetime Payments have begun for an individual Covered Person, the GLWB Rider will terminate and the charge for the rider will no longer be deducted under the continued Contract. No further Lifetime Payments will be made.
•If Lifetime Payments have begun for joint Covered Lives, the GLWB Rider will not terminate and the charge for the rider will continue to be deducted under the continued Contract. The Lifetime Payment Amount at the time of spousal continuance will continue to be paid to your spouse in accordance with the terms of the GLWB Rider.
Rate Sheet Supplement Information. The Rate Sheet Supplement contains the current Lifetime Payment Percentages for the GLWB Riders applicable to Contracts purchased while that Rate Sheet Supplement remains in effect. In order to receive the Lifetime Payment Percentages in any particular Rate Sheet Supplement, we must receive your application and initial premium payment in Good Order during the effective period for that Rate Sheet Supplement. .
You should not purchase a GLWB Rider without first obtaining the applicable Rate Sheet Supplement. The current Rate Sheet Supplement is available (i) through your Advisor, (ii) by contacting us at 833-492-0022, (iii) on our website at https://www.midlandnational.com/oakeliteadv, or (iv) at www.sec.gov under File Nos. 333-282591; 333-262682. We will file a new Rate Sheet Supplement at least 10 Business Days in advance of the effective date of the new rates. The Lifetime Payment Percentages from all superseded Rate Sheet Supplements can be found in Appendix D. The Lifetime Payment Percentage applicable to you is set forth in the Rate Sheet Supplement in effect when we receive your application and initial premium payment in Good Order. If we receive your application and initial premium payment in Good Order and a different Rate Sheet Supplement is in effect from the one that was in effect when you signed your application:
•If the subsequent Rate Sheet Supplement has lower Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will inform you and your Advisor and request confirmation that you accept the lower Lifetime Payment Percentages then in effect. You or your Advisor may also instruct us to issue the Contract without the GLWB Rider.
•If the subsequent Rate Sheet Supplement has higher Lifetime Payment Percentages than the Rate Sheet Supplement that was in effect when you signed your application, we will issue your Contract with the GLWB Rider at the higher Lifetime Payment Percentages then in effect.
Once your Contract and GLWB Rider are issued, the Lifetime Payment Percentage applicable to you will not change for the life of your Contract. Please refer to Appendix D for Lifetime Payment Percentages that apply to applications received before the current Rate Sheet Supplement was in effect.
Health Activated Income Multiplier. After the 2nd Contract Anniversary, the Health Activated Income Multiplier feature can increase your Lifetime Payment Amount in a particular Contract Year if one of the Covered Person(s) is unable to perform two of the following six activities of daily living for at least 90 consecutive calendar days: bathing, continence, dressing, eating, toileting, and transferring (moving into or out of a bed, chair or wheelchair). The Covered Person must have been able to perform all six activities on the Contract Issue Date, and you must provide us with proof of eligibility from a qualified physician satisfactory to us, which eligibility must be re-established on applicable Contract Anniversaries. You may elect the Health Activated Income Multiplier by sending Written Notice to our Customer Service Center in Good Order on or after the GLWB Exercise Date.
The Health Activated Income Multiplier may be elected over multiple non-consecutive Contract Years, up to a maximum of five Contract Years. Each time the Health Activated Income Multiplier is elected, all of the eligibility requirements must be met. If the eligibility requirements are no longer met or if you do not elect to use the Health Activated Income Multiplier during the next Contract Year, the Health Activated Income Multiplier will cease.
For any Contract Year in which the Health Activated Income Multiplier is elected, the Lifetime Payment Amount for that Contract Year (calculated as described above) will be multiplied by two. You may take Lifetime Payment Amounts in that Contract Year up to the doubled amount without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base.
For example, assume that in Contract Year 5, your Lifetime Payment Amount is $10,000. As a result of a health condition, you become unable to bath or dress yourself for 90 consecutive calendar days and elect the Health Activated Income Multiplier. You are then able to take Lifetime Payments up to $20,000 in that Contract Year without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. Your health improves and on the next Contract Anniversary, you are able to dress or bath yourself again. At this time, you are no longer eligible for the Health Activated Income Multiplier for the next Contract Year, and you will only be able to take Lifetime Payments up to $10,000 without triggering an Excess Gross Partial Withdrawal and reducing your Benefit Base. If, in the future, your health became impaired for 90 consecutive calendar days again, you could elect the Health Activated Income Multiplier up to four more times, provided you remained eligible.
GLWB Rider Charge. We assess a charge for the GLWB Rider at the end of each calendar quarter. This charge is deducted pro-rata across all investments, including the Cycle Investments and the Default Account. The charge will continue to be deducted for the life of the Contract, even if you never elect to begin receiving Lifetime Payments, and you cannot voluntarily terminate the GLWB rider without surrendering or annuitizing your Contract. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. There is a risk that any financial return provided by the GLWB Rider will ultimately be less than the fees you paid for the benefit.
Charges deducted from the Cycle Investments prior to the Cycle End Date are based on the Fair Value calculation. Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. If a deduction is taken to pay charges on any day prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if a deduction is taken to pay charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if the deduction was taken on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. These charge deductions will also reduce your Contract Value.
The charge for the Contract Value GLWB Rider is an annual rate of 0.95% of the Benefit Base. The charge is assessed quarterly.
The charge for the Return of Premium GLWB is an annual rate of 1.15% of the Benefit Base. The charge is assessed quarterly. If you elect the Return of Premium GLWB Rider, this charge will be assessed for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value.

C000235591 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.

• You can lose money by investing in this Contract, including loss of principal and prior Contract earnings.
• For a Cycle Investment, the maximum amount of loss that you could experience from negative Index performance at the end of a Cycle Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate.
• The limits on Index loss offered under the Contract may change from one Cycle Term to the next; however, we guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract. We reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss
Investments in Cycle Investments will fluctuate in value based on the performance of the Index. Losses on Cycle Investments may be substantial depending on the performance of the Index and the Cycle Investment to which you allocate Contract Value despite limits on negative Index returns provided by the Floor Rate or Buffer Rate. You will bear the portion of the loss that exceeds the Buffer Rate or the loss up to the amount of the Floor Rate, as applicable. You could lose up to 10% of your investment in a Cycle Investment with a -10% Floor Rate; up to 90% of your investment in a Cycle Investment with a -10% Buffer Rate; up to 80% of your investment in a Cycle Investment with a -20% Buffer Rate; and up to 70% of your investment in a Cycle Investment with a -30% Buffer Rate. We guarantee that we will never offer a Cycle Investment with a Floor Rate lower than -60% or a Buffer Rate lower than -5% for the life of your Contract, but we reserve the right not to offer any Cycle Investments in the future. If we do so, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index and do not provide any protection against losses.The Floor Rate and the Buffer Rate provide downside protection from negative Index Performance only on the Cycle End Date. For Cycle Investments with multi-year Cycle Terms, these rates do not apply on an annual basis: any negative Index performance is measured from the Cycle Start Date until the Cycle End Date.
Risk of Loss
You bear the risk of any decline in the Accumulation Value of your Subaccounts resulting from the performance of the Investment Portfolios you have chosen. The Accumulation Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Portfolio. The investment risks are described in the prospectuses for the Investment Portfolios.
C000235591 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.

This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The benefit of tax deferral means the Contract is more beneficial to investors with a long time horizon.
Amounts withdrawn may result in taxes and tax penalties. Prior to the Cycle End Date, the Cycle Investment Unit Value is based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. In each of these scenarios, if you transfer or take a withdrawal prior to the Cycle End Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including withdrawals to pay Advisory Fees, Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under a GLWB Rider, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a Death Benefit or Annuitization.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account.
If you choose to pay Advisory Fees from your Contract Value, this deduction will be treated as a withdrawal. This will reduce your Contract Value and the value of the standard Contract Value Death Benefit, and reduce the likelihood of increasing the Annual Ratchet Death Benefit and/or the Benefit Base of a GLWB rider through a step up on any eligible Contract Anniversary. In addition, if Advisory Fees are deducted from the Cycle Investments prior to the Cycle End Date, this deduction will be subject to the Fair Value calculation described above. Although we treat Advisory Fees as non-taxable distributions for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 591/2. You should consult with your Advisor and consider making Advisory Fee Payments from a separate source in order to avoid incurring these consequences.

C000235591 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Indices underlying the Cycle Investments and the Investment Portfolios that you select.
•Each Cycle Investment, Subaccount, and the Default Account has its own unique risks.
•You should review this prospectus as well as the prospectuses for available Investment Portfolios.
For Cycle Investments:
• The Cap Rate, Participation Rate or Cap Rate with Participation Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
◦For a Cycle Investment with a Cap Rate Crediting Type, if the Index return is 12% and the Cap Rate is 4%, we will credit 4% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Participation Rate Crediting Type, if the Index return is 12% and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the Cycle Term.
◦For a Cycle Investment with a Cap Rate with Participation Crediting Type, if the Index return is 12%, the Cap Rate is 4% and the Participation Rate is 90%, we will credit 4% in interest at the end of the Cycle Term. If the Index return is 8%, the Cap Rate is 10% and the Participation Rate is 90%, we will credit 7.2% (the Index return multiplied by the Participation Rate) in interest at the end of the Cycle Term.
• The Buffer Rate or Floor Rate, as applicable, may limit negative Index returns (e.g., limited protection in the case of market decline). For example:
◦If the Index return is -25% and the Buffer Rate is -10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Cycle Term.
◦If the Index Change is -25% and the Floor Rate is -10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Cycle Term.
• Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

C000235591 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to our claims-paying ability. If Midland National experiences financial distress, it may not be able to meet its obligations to you. More information about Midland National, including its financial strength ratings, is available upon request. You may make such request by calling 1-833-492-0022 or visiting https://www.midlandnational.com/oakeliteadv.

C000235591 [Member] | General Risk Of Loss [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
General Risk of Loss
Investments in the Contract are subject to the risk of loss of principal and previously credited earnings due the negative performance of the Index to which a Cycle is linked or of the Investment Portfolio in which a Subaccount invests.
C000235591 [Member] | General Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
General Liquidity Risk
The Contract is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. If you are not a long-term investor, this Contract may not be appropriate for you. Early withdrawals may have adverse tax consequences, and early withdrawals from. Cycle Investments may result in negative adjustments based on Fair Value. See “RISKS OF INVESTING IN THE CYCLE INVESTMENTS - Liquidity Risk” below for more information.
C000235591 [Member] | Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
The amount of Cycle Investment Value available for withdrawal on any Business Day is equal to the Cycle Investment Unit Value on that day multiplied by the number of Cycle Investment Units credited to your Contract. Prior to the Cycle End Date, the Cycle Investment Unit Value for each Cycle Investment is based on the Fair Value of the financial instruments that equal the Cycle Investment at maturity. The Fair Value estimates the market value of the risk of loss and possibility of gain if the Cycle Investment is held to the Cycle End Date. The Fair Value determination takes into account a variety of factors, including the change in Index value from the Cycle Start Date, volatility of the Index, interest rate changes, dividend yield on the index, and time remaining to the Cycle End Date. Before the Cycle End Date, the Cycle Investment Value may be lower than the amount allocated to the Cycle Investment on the Start Date even when the Index performance is positive due to the possibility that the Index performance could decrease before the Cycle End Date. Changes in the Index, volatility, and interest rates also may reduce the Cycle Investment Unit Value.
The Floor Rate and the Buffer Rate do not apply prior to the Cycle End Date. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair
Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. If you take a withdrawal prior to the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the withdrawal reduced the Cycle Investment Value (which is based on the Fair Value). This means that if you take a withdrawal prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower. This means on any day prior to the Cycle End Date if you make a withdrawal (including Lifetime Payments under a GLWB Rider, withdrawals to pay Advisory Fees, to pay rider fees, if any, systematic withdrawals and RMDs), transfer Contract Value to the Subaccounts, surrender or annuitize the Contract, or if a death benefit becomes payable, you could lose up to 100% of your principal investment and any earnings.
Your Cycle Investment Value is the amount available for withdrawals prior to the Cycle End Date, including withdrawals to pay Advisory fees, Systematic Withdrawals, Required Minimum Distributions, Lifetime Payments under a GLWB rider, transfers to the Subaccounts, full or partial surrenders of your contract (including exercising your right to cancel the contract), payment of a death benefit or annuitization.
Transfers, withdrawals, and optional benefit rider charges deducted before the Cycle End Date will reduce your Cycle Investment Value dollar for dollar.
C000235591 [Member] | Changes To The Cycle Investments Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Changes to the Cycle Investments
Availability of the Cycle Investments for future Cycle Types are solely at our discretion, and we can change or remove them without Contract Owner consent. You bear the risk that a Cycle Type in which you initially invest will not continue to be available in the future. We reserve the right not to offer any Cycle Investments, and to reject or limit the amount that can be invested in a Cycle Investment. If we exercise our right not to offer any Cycle Investments, you will be limited to investing in the Subaccounts, which are not tied to the performance of an Index. We set Cap Rates and Participation Rates at our discretion based on a variety of factors, such as the costs of financial instruments we hold to manage our risk associated with our obligations, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. These rates may change from Cycle Term to Cycle Term and may be less than your initial rates. Contract Owners bear the risk that the rates we set will be less favorable than they find acceptable. We will amend the prospectus should we cease offering Cycle Investments.
In the event that the Index for a Cycle Investment is discontinued, or is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, for future Cycle Investments, we may replace the Index with an available comparable Index, subject to any necessary regulatory filings. If the Index is discontinued, for Cycle Investments that are ongoing, the Cycle Term will end, i.e., we will “mature” it, on the date the Index is discontinued, and we will calculate the Cycle Investment return, positive or negative, based on the Crediting Type (i.e., Cap Rate, Participation Rate, or Cap Rate with Participation Rate) and the Cycle Structure (i.e. Floor Rate or Buffer Rate), as applicable. See “Replacement of the Index” below for additional information.
If you do not provide written instructions directing us to allocate the proceeds of your maturing Cycle Investments to a new Cycle Investment or to the Subaccounts at least one Business Day before the Cycle End Date, we will allocate the proceeds of maturing Cycle Investments to a new Cycle Investment of the same Cycle Type. If such a new Cycle Investment is not available, we will allocate the proceeds to the Default Account. A new Cycle Investment will be subject to the new Cap Rate and/or Participation Rate we have declared for such Cycle Investment. We will inform you and your Advisor in writing, or electronically, if applicable, of the Cap Rate and/or Participation Rate for the new Cycle Investment to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment. See “Cap Rates and Participation Rates” below for more information about exercising your right to bailout of the Cycle Investment..
C000235591 [Member] | Limited Participation In Positive Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Limited Participation in Positive Performance
Any increase in the value of the Contract Owner’s Cycle Investment for any Cycle, on the Cycle End Date, is limited by the Cycle’s Cap Rate and/or Participation Rate, which could cause the Contract Owner’s Cycle Investment on any Cycle Business Day to be lower than they would otherwise be if the Contract Owner invested, for example, in a mutual fund or exchange-traded fund tracking the same Index. The Cap Rates and Participation Rates benefit us because they limit the hedging costs to cover the amount of increase in the Cycle Investment that we may be obligated to pay. We set the Cap Rates and Participation Rates at our discretion. Generally, Cycle Investments that provide greater protection against negative Index performance through the Floor Rate or Buffer Rate have lower Cap Rates and Participation Rates than Cycle Investments with the same Index and Cycle Term that provide less protection.
C000235591 [Member] | Cap Rates And Participation Rates Member [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cap Rates and Participation Rates
The Cap Rate for a Cycle Investment with a Cap Rate Crediting Type and the Participation Rate for a Cycle Investment with a Participation Rate Crediting Type and the Cap Rate and Participation Rate for a Cycle Investment with a Cap Rate with Participation Rate Crediting Type are declared on the Cycle Start Date and will be disclosed on our website https://www.midlandnational.com/oakeliteadv. Prior to the Cycle Start Date, we will post Indicative Rates every Tuesday. The Cap
Rate and/or Participation Rate for a new Cycle Term may be higher, lower, or equal to the Cap Rate and/or Participation Rate for the prior Cycle Term and/or the Indicative Rate. There is a risk that the Cap Rate will be lower than the Index’s rate of return. For Participation Rates lower than 100%, investors will not fully participate in the Index’s positive rate of return.
We have established a minimum Cap Rate for each available Cycle Investment with a Cap Rate Crediting Type and a minimum Participation Rate for each available Cycle Investment with a Participation Rate Crediting Type and a minimum Cap Rate and minimum Participation Rate for each available Cycle Investment with a Cap Rate with Participation Rate Crediting Type, which are the Rate Thresholds disclosed in this prospectus. If we cannot offer the Cycle Investment with a Cap Rate and/or Participation Rate that is equal to or above the applicable Rate Threshold, the Cycle Investment will not launch on the Cycle Start Date for the new Cycle Term. If this occurs, there is a risk that allocation of your Contract Value to a different Cycle Investment will be delayed until the following month because a new Cycle Investment can only be established on a Cycle Start Date (i.e., the third Thursday of each month). There is also a risk that you may not have a Cycle Investment to invest in if we decide not to offer any Cycle Investments in the future. Contract Value that you allocate to a Cycle Investment that does not launch will remain in the Default Account until you provide us with alternative allocation instructions.
The Cap Rates and Participation Rates apply from the Cycle Start Date to the Cycle End Date. The Cap Rate is a limit on the maximum rate of return on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. It is not an annual limit. For Participation Rates with multi-year Cycle Terms, the Participation Rate is the portion of the Index gain on a Cycle Investment at the end of the Cycle Term, not the end of each year of the Cycle Term. Interim changes in the value of the Cycle Investment during a Cycle Term will occur, and may be higher or lower, sometimes significantly higher or lower, than the return on the Cycle Investment on the Cycle End Date.
We will inform you and your Advisor of the final Cap Rate and/or Participation Rate for each new Cycle Investment (whether an initial Cycle Investment or a renewal from a maturing Cycle Investment) to which your Contract Value is allocated. If the Cap Rate and/or Participation Rate is not satisfactory to you, you will be eligible to “bailout” of the new Cycle Investment, regardless of whether it is an initial Cycle Investment or a renewal from a maturing Cycle Investment. In order to exercise your right to bailout of the Cycle Investment, you or your Advisor must notify us within 5 business days from the day we send you and your Advisor notice of the final Cap Rate(s) and/or Participation Rate(s). When you do so, you must instruct us where to reallocate your investment. Your bailout proceeds will be equal to the entire amount you allocated to the new Cycle Investment on the Cycle Start Date, i.e., it will not be subject to any Fair Value calculation and it will not be subject to any transfer charges.Your bailout right permits you to (i) reallocate your proceeds from the Cycle Investment to different investment options under the Contract without being subject to the Fair Value calculation or any transfer charges, or (ii) withdraw your proceeds from the Cycle Investment less any Gross Partial Withdrawals taken from the Cycle Investment, Advisory Fees, and optional rider fees, without being subject to the Fair Value calculation. Amounts withdrawn or surrendered may be subject to applicable surrender charges and taxes, including a 10% federal penalty tax before age 59½. If you or your Advisor do not exercise your right to bailout within 5 business days of the notice, then your Cycle Investment Value allocated to the Cycle Investment will remain invested in the Cycle Investment. This means that if you later decide to transfer or withdraw proceeds from the Cycle Investment prior to the Cycle End Date, the Cycle Investment Unit Value of the amount you allocated to the Cycle Investment will be based on the Fair Value, and the Floor Rate or Buffer Rate will not apply. See “Transfers out of a Cycle Investment” and “Withdrawals from Cycle Investments” for more information about the consequences of transfers and withdrawals from the Cycle Investments prior to the Cycle End Date.
C000235591 [Member] | Cycle Investments Unit Value Based Upon Fair Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cycle Investment Unit Value Based Upon Fair Value During Cycle Term
On each Cycle Business Day, other than the Cycle Start Date and Cycle End Date, we determine the Cycle Investment Unit Value for a Cycle Investment by reference to its Fair Value. The Fair Value of a Cycle Investment reflects the current value of financial instruments that would provide a return equal to the change in Index Value at the end of the Cycle Term, but without regard to the Floor Rate or the Buffer Rate, as applicable. We contract with Fair Value Calculation Agents to determine the Fair Value of a Cycle Investment based on a variety of factors such as the change in the Index Value from the Cycle Start Date, implied volatility of the Index, interest rate changes, dividend yield on the index, and the time remaining to the Cycle End Date. The Fair Value is determined using a formula which is determined based on the economic value of a hypothetical financial investments at the time of the valuation designed to match Cycle Investment value at the Cycle End Date. The formula is based on the value of each of these financial instruments and is determined by a Fair Value Calculation Agent using standard financial industry calculations. This means the Fair Value of a Cycle Investment before the Cycle End Date could be different than the performance of the reference Index during the calculation period. For more information on the formula used to calculate Fair Value, see “Valuation of a Cycle Investment – Cycle Value Unit Value – During the Cycle Term.”
Midland National will publish the Cycle Investment Unit Values each Business Day on its website: https://www.midlandnational.com/oakeliteadv. For more information and to see how Fair Value and Cycle Investment Unit Value are calculated, see “Cycle Investment Unit Value Examples” in the Statement of Additional Information and “Investing in the Cycle Investments” section below.
C000235591 [Member] | Risk Associated With Indices Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk Associated with Indices
The value of the Contract Owner’s Cycle Investment is dependent on the performance of the reference Index. The performance of an Index is based on changes in the values of the securities or other investments that comprise or define the Index. The securities comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause the Contract Owner to lose money. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Cycle Term.
While it is not possible to invest directly in an Index, if the Contract Owner chooses to allocate amounts to a Cycle Investment, the Contract Owner is indirectly exposed to the investment risks associated with the referenced Index. Because each Index is comprised or defined by a collection of equity securities, each Index is largely exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.
Over time, we may also change the Indices to which the Cycle Investments are linked. Below is a summary of important investment risks to which each Index is exposed. For more information, see “The Indices” later in this prospectus.
•    S&P 500® Price Return Index (Bloomberg Ticker: SPX). The S&P 500® Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. The S&P 500® Price Return does not include dividends or distributions.
•    MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA). The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies, and the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depository receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). The price return index does not include dividends or distributions.
•    Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE) The Dimensional US Equity Core Plus Index is a US equity market index designed to offer broad diversification with a strong emphasis on areas of the market that research has shown to outperform over time. The Index is comprised of Dimensional ETFs based on target weights, rebalanced monthly. Constituent ETFs and their current target weights include the Dimensional US Core Equity 2 ETF (60.0%), Dimensional US Large Cap Vector ETF (12.5%), Dimensional US High Profitability ETF (12.5%), and Dimensional US Small Cap Value ETF (15.0%). At each rebalance, the Index redistributes weight in the eligible ETFs according to the Index’s ETF target weight distribution. The data used at rebalance will be the most recent end-of-day prices of the ETF components. These end-of-day prices generally reflect the underlying fees and expenses of each ETF, which could impact the return of the Index. The Index Committee of Dimensional Fund Advisors LP may adjust the ETF constituents and/or target weights from time to time depending on market conditions, ETF liquidity, and other factors deemed relevant in the Committee’s discretion. The Index is an “excess return” index, meaning its return reflects the investment return of its component ETFs (including reinvestment of all dividends and distributions), which is then reduced by both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. To illustrate these daily deductions, if the Index return from the previous day to a given day before the deductions is 1%, then the final Index return for that day would be computed by: (1) calculating the sum of the synthetic dividend plus the EFFR (1.2% + 4.58% = 5.78%); (2) determining the “de-annualized” daily rate by multiplying the sum by 1/360 (5.78% x 1/360 = 0.0161%); and (3) subtracting the daily rate from the Index return (1% - 0.0161% = 0.984%). The final Index return after the deductions for that day would be 0.984%.

Additional risks related to the Index and its underlying ETFs’ investment activities are described below.
•Performance Drag: The Index includes a daily deduction which will exert a drag on Index performance, offsetting any positive performance of the underlying components for each day and exacerbating any negative performance, and may cause the level of the Index to decline even if the underlying components perform positively. In addition, the underlying components of the Index are subject to their own management fees, other expenses, and transaction costs that lower their performance and, consequently, the performance of the Index. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied.
•Concentration: The Index allocates to underlying components at different weights, and as such the Index will be subject to the risks affecting the underlying components concentrated to different degrees.
•Disruptive Events: The occurrence of certain disruptive and extraordinary events, such as the unavailability of necessary data to apply the Index methodology, could impair the operation of the Index. Should such an event occur, the Index publisher may take any actions permitted by the Index rules, such as exercising limited discretion in determining the Index values or discontinuing the Index.
•New Index: The Index has limited performance history and may perform in unanticipated ways. Generally, there is less publicly available information about the Index compared to more established market indices.
•Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause an underlying ETF to at times underperform equity funds that use other investment strategies.
•Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause an underlying ETF to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.
•Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
•Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When an underlying ETF uses derivatives, the ETF will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and an underlying ETF could lose more than the principal amount invested.
•Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying ETF may lose money and there may be a delay in recovering the loaned securities. An underlying ETF could also lose money if it does not recover the securities and/or value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
We reference the S&P 500® Price Return Index (Bloomberg Ticker: SPX), and the MSCI EAFE Price Return Index (Bloomberg Ticker: MXEA), which are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index returns and, therefore, may negatively impact the performance of the Cycle Investments. We also reference the Dimensional US Equity Core Plus Index (Bloomberg Ticker: DFAUECPE), which is an “excess return” index that reflects the deduction of both the effective federal funds rate (EFFR) and a 1.2% synthetic dividend. As of December 1, 2024, the current EFFR was 4.58%. The EFFR will fluctuate over time, and may be higher or lower in the future. These deductions will reduce the Index return and cause the Index to underperform a direct investment in the underlying securities composing the Index.

C000235591 [Member] | No Rights In The Securities Underlying The Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
No Rights in the Securities Underlying the Index
A Cycle Investment does not involve investing in the associated Index nor in any securities included in that Index or in any underlying ETFs included in that Index. As a result, Contract Owners will not have voting rights, rights to receive cash dividends or other distributions or other rights that holders of securities comprising the indices would have. We calculate the increase in value of Cycle Investment without taking into account any such distributions or dividends paid.
C000235591 [Member] | Replacement Of An Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Replacement of an Index
If an Index is discontinued, we reserve the right to replace it with an alternative index for future Cycle Investments. We will give at least a 30 day notice of the change, unless the Index provider gives us less than 30 days’ notice, in which case we will give you and your Advisor notice as soon as practicable at our discretion. We will attempt to choose a replacement index that has a similar investment objective and risk profile to the discontinued Index. If we replace an Index, any future Cycle Investments will be available with the same Rate Threshold, Floor Rate and Buffer Rate features. In addition, in the event the Index for a Cycle Investment is changed substantially, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, we may stop offering and/or replace the Index with an available comparable Index for future Cycle Investments. You bear the risk that the replacement index may not be acceptable to you.
Due to the possibility that an Index may be discontinued, we cannot guarantee that any Index will remain available through the end of a Cycle Term. In the event an Index is discontinued, we will terminate the Cycle Investment, as described below.
If an Index were to be discontinued, we will end, or mature, the Cycle Term before its scheduled Cycle End Date as of the date of the most recently available closing value of the Index before its discontinuance. We will use that closing value to calculate the Cycle Investment return, positive or negative, through that date. We will apply the Index performance as of that date subject to the Crediting
Type (i.e., Cap Rate or Participation Rate or Cap Rate with Participation Rate) and the Cycle Structure (i.e., the Floor Rate or Buffer Rate, as applicable). For example, if the Index was up 10% at the time we matured the Cycle for a Cycle with an 8% Cap Rate, we would credit an 8% return to your Cycle Investment Value and for a Cycle with a 90% Participation Rate, we would credit a 9% return to your Cycle Investment Value and for a Cycle with an 8% Cap Rate and a 90% Participation Rate, we would credit an 8% return to your Cycle Investment Value. If the Index was down 30% at the time we matured the Cycle for a Cycle with a -10% Buffer Rate, we would credit a 20% negative return to your Cycle Investment Value and for a Cycle with a -10% Floor Rate, we would credit a -10% negative return to your Cycle Investment Value. We would provide notice about ending the Cycle, as soon as practicable and ask for instructions on where to transfer your Cycle End Date value. If you do not provide us with instructions, your Cycle End Date value will be transferred to the Default Account and will remain there until you provide us with alternative allocation instructions.
In the case of any of the types of early maturities discussed above, you can allocate the Cycle Investment Value to any of the available investment options, such as immediately to a Subaccount or to a Cycle Investment on the next Cycle Start Date, if available. Contract Owners may not transfer from the affected Cycle Investment into another Cycle Investment that has already commenced. Contract Owners are always able to transfer to the Subaccounts.
C000235591 [Member] | Availability Of Investment Portfolios [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Availability of Investment Portfolios
We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of an Investment Portfolio that are held in the Subaccount. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of an Investment Portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that Investment Portfolio and substitute shares of another Investment Portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

C000235591 [Member] | Financial Strength Of Midland National Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Financial Strength of Midland National
Midland National is solely responsible for all guarantees provided under the Contract, including without limitation values calculated for the Cycle Investments, a Death Benefit, a GLWB Rider, and any annuity payments. Our General Account assets, which support these guarantees and payments are subject to the claims of our creditors. As such, the guarantees and payments are subject to our financial strength and claims paying ability and, therefore, to the risk that we may default on the guarantees and payments. For information on our financial condition, please review our financial statements included in this prospectus. Additional information about our business and operations is set forth in “Midland National Life Insurance Company”, later in this prospectus.
C000235591 [Member] | Optional Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Optional Benefit Risks
Optional Benefit Fees. If you choose to purchase one or more of the optional benefits available for an additional charge, the fees for the optional benefit(s) will be deducted from your Contract Value, including the Cycle Investments.
The fees for the optional benefit(s) you select will be deducted from your Contract Value each Contract Quarter for the life of the Contract. You cannot voluntarily terminate an optional benefit rider without surrendering or annuitizing your Contract. There is a risk that any financial return provided by an optional benefit will ultimately be less than the fees you paid for the benefit.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. When charges for optional benefits are deducted from the Cycle Investments, the Cycle Investment Value from which the deduction is taken is based on the Fair Value calculation unless the deduction is made on the Cycle End Date. If a deduction is taken to pay optional benefit charges on any day before the Cycle End Date, the number of Cycle Investment Units is reduced by the same proportion that the deduction reduced the Cycle Investment Value (which is based on the Fair Value).
This means that if a deduction is taken to pay optional benefit charges on any day prior to the Cycle End Date at a time when the Cycle Investment Value is lower than the Cycle Investment Value was on the Cycle Start Date, it will result in a reduction of more Cycle Investment Units than on the Cycle End Date, and this will always cause your Cycle Investment Value on the Cycle End Date to be lower.
The quarterly fees deducted for optional benefit(s) you select will not coincide with the Cycle End Date(s) of your Cycle Investments. Because the charge(s) are deducted pro-rata across all investments, including the Cycle Investments, deductions of optional benefit fees from your Cycle Investment Value based on the Fair Value calculation cannot be avoided. When charges are deducted from the Cycle Investments on any day prior to the Cycle End Date, your Cycle Investment Value could reflect lower gains and higher losses than on the Cycle End Date and you could lose up to 100% of your principal investment and any earnings. This Contract may not be appropriate for you if you intend or need to make withdrawals prior to the Cycle End Date.
Effect of Withdrawals on Optional Benefits. Gross Partial Withdrawals (including Lifetime Payments under a GLWB Rider, systematic withdrawals, and RMDs) may reduce the Return of Premium Death Benefit or the Annual Ratchet Death Benefit by more than the amount withdrawn, and it is possible that these optional Death Benefits will be not be greater than the Contract Value Death Benefit for which there is no additional charge.
Any transaction that reduces the Contract Value (including withdrawals, Lifetime Payments under a GLWB Rider, Advisory Fee deductions, and deductions for optional benefit rider charges) reduces the likelihood of increasing the Annual Ratchet Death Benefit and/or a GLWB Benefit Base through a step up on any eligible Contract Anniversary.
Excess Gross Partial Withdrawals will reduce a GLWB Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years.
Gross Partial Withdrawals after you elect to begin Lifetime Payments under a GLWB Rider, including Excess Gross Partial Withdrawals, are taken pro-rata across all investments, including the Cycle Investments and the Default Account, in the same proportion that each Investment Option bears to the total Contract Value. Lifetime Payments under a GLWB Rider withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. An Excess Gross Partial Withdrawal will reduce the Benefit Base of your GLWB Rider by the same proportion that the Excess Gross Partial Withdrawal reduced the Contract Value, which may be more, even significantly more, than the amount withdrawn and may terminate the rider. If you take an Excess Gross Partial Withdrawal on any day prior to the Cycle End Date of your Cycle Investments, you could significantly reduce or eliminate your Benefit Base. This is because prior to the Cycle End Date, the Cycle Investment Value is based on the Fair Value, which will fluctuate during the Cycle Term. See “Valuation of a Cycle Investment” for more information about the Fair Value calculation. See “Guaranteed Living Withdrawal Benefits” for more information about Excess Gross Partial Withdrawals.
GLWB Lifetime Payment Amounts. Lifetime Payments withdrawn under a GLWB Rider (when the Contract Value is greater than zero) reduce your Contract Value. We do not make Lifetime Payments to you out of our general account assets unless your Contract Value is reduced to zero for any reason other than an Excess Gross Partial Withdrawal. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. We will not refund the charges you have paid even if you never choose to begin Lifetime Payments or never receive any Lifetime Payments paid out of our general account assets. Any amounts paid by us under a GLWB Rider in excess of the Contract Value are subject to our financial strength and claims-paying ability.
You should carefully consider when to begin Lifetime Payments. There is a risk that you will not begin taking withdrawals under a GLWB Rider at the most financially beneficial time for you. If you begin taking withdrawals too soon or delay taking withdrawals for too long, you may limit the value of a GLWB Rider. Taking withdrawals early will increase the time in which you will be able to receive Lifetime Payments, but will reduce the Lifetime Payment Amount because the initial Benefit Base is established and the Lifetime Payment Percentage is locked in on the GLWB Exercise Date. Taking withdrawals later will increase the Lifetime Payment Amount because the Lifetime Payment Percentage increases the longer you hold the Contract before beginning Lifetime Payments, but delaying taking withdrawals will shorten the time in which you will be able to receive Lifetime Payments. You should consider taking Lifetime Payments on the Cycle End Date of your Cycle Investments to avoid the potential for a negative Fair Value calculation and proportional reduction in Cycle Investment Units described above and maximize potential Contract Value growth.
GLWB Benefit Base. Your initial Benefit Base when you begin Lifetime Payments will differ depending on which GLWB Rider you elected when you purchased the Contract, and each of the GLWB Riders has its own charge that we assess for the life of the Contract. Even if you do not take any withdrawals prior to the GLWB Exercise Date, it is possible your initial Benefit Base under the Return of Premium GLWB Rider will be not be greater than the initial Benefit Base you would have received under the Contract Value GLWB, for which a lower charge is assessed. If your Contract Value is greater than the Return of Premium GLWB Benefit Base on the GLWB Exercise Date, your initial Benefit Base will equal the Contract Value and you will have paid a higher charge without receiving a higher initial Benefit Base. You will remain subject to the higher charge for the Return of Premium GLWB Rider for the life of the Contract, even if your initial Benefit Base established on the GLWB Exercise Date is no greater than the Contract Value. If you elect the Contract Value GLWB Rider, you will be subject to a lower charge, but your initial Benefit Base could be less than the total premium payments you have made, even if you have not taken any withdrawals, as a result of poor investment performance, charges deducted and Advisory Fees paid from your Contract Value from the Issue Date to the GLWB Exercise Date.
Lifetime Payments under the GLWB Riders withdrawn from the Cycle Investments prior to the Cycle End Date are subject to the Fair Value calculation and proportional reduction in Cycle Investment Units described above. A GLWB Rider may not be appropriate for you if you intend or need to (i) take withdrawals before you elect to exercise your GLWB Rider benefits, which may reduce your initial Benefit Base when you choose to begin Lifetime Payments under the rider; or (ii) take Excess Gross Partial Withdrawals after you elect to exercise your GLWB Rider benefits, which will reduce your Benefit Base and, consequently, the Lifetime Payment Amount for future Contract Years. A GLWB Rider could be appropriate if you want to have the contingent guarantee in place to continue to receive lifetime income if your Contract Value is reduced to zero from poor investment performance and/or withdrawals that are not Excess Gross Partial Withdrawals. It is possible that this will never occur and we will never make Lifetime Payments to you from our assets. You should discuss with your Advisor before electing a GLWB Rider.
GLWB Restrictions on Premium Payments. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after Contract issue. This will limit your ability to increase your Contract Value, the value of the GLWB Rider, and the value of the Death Benefit (including the optional Return of Premium Death Benefit or Annual Ratchet Death Benefit) by making additional premium payments.
Termination on Maturity Date. Upon the Contract’s Maturity Date, the Death Benefits, including any optional Death Benefits you have elected, will terminate with no value. If you elected an optional GLWB Rider and Lifetime Payments have begun, your GLWB Rider will not terminate and your benefits under the GLWB Rider will continue until the death(s) of the Covered Person(s). If you elected an optional GLWB Rider and Lifetime Payments have not yet begun, you may choose to begin Lifetime Payments on the Maturity Date or you may purchase a Single Pay Immediate Annuity (“SPIA”) with your Contract Value.

C000235591 [Member] | Advisory Fee Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Advisory Fee Risk
If you choose to pay Advisory Fees from your Contract Value, this deduction will reduce your Contract Value. This will reduce the amount available to be applied to an annuity payout option when you annuitize your Contract. Currently, income payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240. If the deduction of Advisory Fees reduces your Contract Value below these thresholds, your options will be limited to receiving your remaining Contract Value in one lump sum. Because the standard Contract Value Death Benefit under the Contract is equal to your Contract Value, the deduction of the Advisory Fee from your Contract Value will also reduce the standard Contract Value Death Benefit. Advisory Fee deductions reduce your Contract Value and reduces the likelihood of increasing the Annual Ratchet Death Benefit and/or a GLWB Benefit Base through a step up on any eligible Contract Anniversary. You should consider making Advisory Fee payments from a separate source other than your Contract Value in order to avoid incurring these consequences.
Prior to the Cycle End Date, the Cycle Investment Unit Value will be based on the Fair Value, and the Floor Rate and the Buffer Rate do not apply. This means, on any day prior to the Cycle End Date, if the Index is performing positively, your Cycle Investment Unit Value could reflect lower gains (because of the Fair Value calculation), and, if the Index is performing negatively, your Cycle Investment Unit Value could reflect higher losses (because the Floor and Buffer Rates do not apply) than on the Cycle End Date. This means on any day prior to the Cycle End Date, if you take a withdrawal from a Cycle Investment (including any withdrawals to pay Advisory Fees), it will result in a reduction of more Cycle Investment Units than if you waited until the Cycle End Date, and this would always cause your Cycle Investment Value on the Cycle End Date to be lower. You should consult with your Advisor before authorizing Advisory Fees to be deducted from the Cycle Investments prior to the Cycle End Date.
In a series of recent private letter rulings (“PLRs”), the IRS has recognized that investment advisor fees paid out of Contract Value will, in certain circumstances and subject to conditions, not be treated as taxable distributions from a Non-Qualified Contract, will not be taxable to the Contract Owner, are not reportable to the IRS as distributions from the Contract and are not subject to the 10% tax penalty for Contract Owners who are under age 59 1⁄2. We have received such a private letter ruling from the IRS and intend to tax report in accordance with that ruling. Accordingly, advisory fees will be treated as non-taxable distributions for reporting purposes by the Company. However, these rulings generally only can be relied upon by the taxpayers who obtained them, and the IRS is not bound by these rulings with respect to your tax treatment under your Contract. Regardless of how we treat the deduction of Advisory Fees for tax reporting purposes, there is a risk that federal and state taxing authorities may determine that these deductions are subject to federal and state income taxes, including a 10% tax penalty if you are under age 59 1⁄2. See “Advisory Fees Deducted From Contract Value” and “Federal Tax Status – Advisory Fees” for more information.
C000235591 [Member] | Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Adverse Tax Consequences
Certain transactions including, but not limited to, withdrawals (including withdrawals to pay Advisory Fees, systematic withdrawals, required minimum distributions and Lifetime Payments under a GLWB Rider) and surrenders may lead to a taxable event. If you purchase the Contract through a tax advantaged retirement account, distributions received before you attain age 59 1/2 may be includable in income and subject to a 10% penalty tax. If you take a withdrawal from a Non-Qualified Contract, any earnings before you attain age 59 1/2 may be included in income and subject to a 10% penalty tax in addition to ordinary income tax. In addition, existing tax laws that benefit this Contract may change at any time.
C000235591 [Member] | Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Premium Payment Risk
Your ability to make subsequent premium payments is subject to restrictions. We reserve the right to refuse any premium payment, to further limit your ability to make subsequent premium payments with advance notice, and require our prior approval before accepting premium payments.
There is no guarantee that you will always be permitted to make premium payments. If you elect a GLWB Rider, additional premium payments are only permitted during the first 6 months after the Contract Issue Date.
If we refuse and/or limit your premium payments:
•your ability to increase your Contract Value will be affected, which in turn will affect the amounts that may be applied to an annuity payout option or toward the Contract Value Death Benefit;
•you will be unable to increase the value of the Return of Premium Death Benefit;
•the likelihood of increasing the value of the Annual Ratchet Death Benefit through a step up on any eligible Contract Anniversary is reduced; and
•the likelihood of increasing the Benefit Base of a GLWB Rider before beginning Lifetime Payments will be limited.
C000235591 [Member] | Minimum Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Minimum Contract Value Risk
The minimum amount that can be left in the entire Contract after a withdrawal (except withdrawals after the GLWB Exercise Date under a GLWB Rider) is $1,000.00. The entire Contract will be terminated and the balance will be distributed to the Contract Owner if a withdrawal causes the Contract Value to drop below $1,000.00. If you elected a GLWB Rider, the Contract will not be closed if a withdrawal after the GLWB Exercise Date causes your Contract Value to drop below $1,000.00. However, if your Contract Value is reduced to zero after the GLWB Exercise Date as a result of an Excess Gross Partial Withdrawal, the Contract will be closed and the GLWB Rider will terminate without value.
C000235591 [Member] | Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity
We rely heavily on interconnected computer systems and digital data to conduct our insurance business activities. Because our insurance business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (affecting the internet, cloud services, or other infrastructure) or targeted (failure in or breach of our systems or those of third parties on whom we rely). There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Due to the increasing sophistication of cyber-attacks, such cybersecurity incidents could occur and persist for an extended period of time without detection. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information. For instance, cyber-attacks may: interfere with our processing of Contract transactions, including the processing of orders from our website; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.
Cybersecurity risks may also affect the Indices and the Investment Portfolios in which the Subaccounts invest. Breaches in cybersecurity may cause the performance of an Index or Investment Portfolio to be calculated incorrectly, which could affect the calculation of values under the Contract. We are not responsible for the calculation of any Index or the performance of any Investment Portfolio, Breaches in cybersecurity may also negatively affect the value of the securities or other investments that comprise or define an Index or in which a portfolio invests.
C000235591 [Member] | Catastrophic Events Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Catastrophic Events
Catastrophic events including, but not limited to, terrorist attacks, floods, severe storms or hurricanes, computer cyber-terrorism, military actions, or a pandemic disease like the novel coronavirus known as COVID-19, could have a material and adverse effect on our business in several respects by:
•    causing long-term interruptions in our service and the services provided by our significant vendors;
•    creating economic uncertainty, and reducing or halting economic activity;
•    disrupting the financial markets and adversely affecting the value, volatility, and liquidity of securities and other instruments;
•    increasing mortality or mortality risks that could adversely affect our claims experience, the actuarial assumptions that underlie our insurance products, and the costs of reinsurance.
The extent to which these types of catastrophic events, may impact our business, results of operations, financial condition, liquidity, or prospects will depend on future developments that are highly uncertain and cannot be predicted.